Semiannual Report April 30, 2001


LOGO: NUVEEN Investments


Municipal Closed-End Exchange-Traded Funds


Dependable, tax-free income to help you keep more of what you earn.


PREMIUM INCOME
NPI
NPM
NPT


Invest well.

Look ahead.

LEAVE YOUR MARK.

2 Photos.

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

Photo of: Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: "Your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy."



Dear
   Shareholder


I am pleased to have this opportunity to report on the recent performance of your Nuveen Fund. During the period covered by this report, your Fund continued to meet its primary objective of providing you with attractive monthly tax-free income from a portfolio of quality municipal bonds. Detailed information on your Fund can be found in the Portfolio Managers' Comments and Performance Overview sections later in this report. I urge you to take the time to read them.

In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio. With strong long-term performance achieved through consistent, disciplined professional management, your Nuveen Fund also illustrates the power of taking a long-term view toward financial growth and success.

Invest Well.Look Ahead.Leave Your Mark.
Today, perhaps more than ever, investors have the ability to make a lasting impact on their families and their world for generations to come. For more than 100 years, Nuveen has specialized in offering quality investments such as the Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to provide assistance to you and your financial advisor by offering the investment services and products that can help you leave your mark. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.

Sincerely,



/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 15, 2001


Sidebar text: "Today, perhaps more than ever, investors have the ability to make a lasting impact on their families and their world for generations to come."

Nuveen National Premium Income Municipal Closed-End Exchange-Traded Funds (NPI, NPM, NPT)

Portfolio Managers'
               Comments

Portfolio managers Tom Futrell and Steve Peterson talk about national economic and market conditions, key investment strategies, and the performance of the Nuveen Premium Income Municipal Closed-End Exchange-Traded Funds. Tom, a 15-year Nuveen veteran, has managed NPI since 1988, and Steve, with 13 years at Nuveen, assumed portfolio management responsibility for NPM and NPT in 1994 and 2000, respectively.


WHAT FACTORS HAD THE GREATEST INFLUENCE ON THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?
The major factors affecting the economy and the municipal market over the past twelve months were the Federal Reserve's reductions in short-term interest rates and a generally slower rate of economic growth.

In January 2001, the Fed began a series of fed funds rate cuts that brought this benchmark rate to 4.50% by the close of the reporting period. (The Fed reduced rates by another 50 basis points on May 15, bringing the federal funds rate to 4.00%, its lowest level since 1994.) The consensus among many market observers is that the Fed is poised to continue easing rates as long as signs of a significant economic slowdown remain.

In the municipal market, continued tight new issue supply helped many bonds perform well. Generally positive economic conditions over the past decade enabled more cities and states to use pay-as-you-go funding for necessary projects, rather than financing obtained through new issuance.

On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, and an alternative to a volatile stock market. As a result, municipal bond prices trended generally higher over this reporting period. Nevertheless, we believe the municipal market continued to represent good value. As of April 30, 2001, long-term municipal yields were 97% of 30-year Treasury yields, compared with 101% in April 2000.


HOW DID THESE NUVEEN FUNDS PERFORM OVER THE PAST TWELVE MONTHS?
For the year ended April 30, 2001, the Nuveen Premium Income Municipal Closed-End Exchange-Traded Funds produced total returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Municipal Bond Index1 and the Funds' Lipper Peer Group2 are also presented.


                                        TOTAL RETURN        LEHMAN        LIPPER
                      MARKET YIELD            ON NAV TOTAL RETURN1      AVERAGE2
--------------------------------------------------------------------------------
                                              1 YEAR        1 YEAR        1 YEAR
                              TAXABLE-         ENDED         ENDED         ENDED
                4/30/01    EQUIVALENT3       4/30/01       4/30/01       4/30/01
--------------------------------------------------------------------------------
NPI               5.99%          8.68%        14.01%        10.37%        12.00%
--------------------------------------------------------------------------------
NPM               6.17%          8.94%        10.53%        10.37%        12.00%
--------------------------------------------------------------------------------
NPT               6.14%          8.90%         8.86%        10.37%        12.00%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


Since mid-2000, the combination of tight municipal supply, Fed easing and generally favorable technicals has produced a generally favorable total return environment. This is reflected in the total returns on NAV listed in the previous table.

During the twelve months ended April 30, 2001, the yield on the Bond Buyer 25 Revenue Bond Index fell to 5.63% from 6.07%. In a period of falling yields (and rising bond values), Funds with longer durations4 would be expected to perform well. As of April 30, 2001, the durations of the Nuveen Premium Income Funds ranged from 8.73 to 11.44. By comparison, the duration of the unleveraged Lehman Brothers Municipal Bond Index was 7.60. The Funds' relative performance was also influenced by differences in their structure and, in NPT's case, several portfolio holdings. (See the "Key Investment Strategies" question.)



1 The Funds' performances are compared with that of the Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Funds' total returns are compared with the average annualized return of the 53 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 31%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. Unless otherwise noted, references to duration in this commentary are intended to indicate Fund duration.

HOW DID THIS ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?
All three of the Nuveen Premium Income Funds use leverage as a way to potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. In 1999 and 2000, the Federal Reserve's series of short-term rate hikes increased dividends paid to MuniPreferred shareholders. This, combined with the pressure of bond calls, was sufficient to cause decreases in the common share dividends of all of these Funds during 2000.

Recently, however, the decline in short-term rates was one of the reasons we were able to increase the dividend of NPI in March 2001. Over the past year, NPI has also sold a number of bonds purchased in a lower interest rate environment and replaced them with bonds that added substantial amounts of incremental income, which enabled us to increase NPI's dividend in December 2000 as well.

In coming months, lower short-term rates could continue to have beneficial effects on the Funds' dividends by further reducing the amount the Funds pay their MuniPreferred shareholders. This, in turn, could leave more Fund earnings to support common share dividends. However, this trend could be offset by the effect of bond calls on the higher-yielding bonds held by these portfolios. This is especially true of NPM, which is entering the point of its lifecycle when the Fund can expect an increased risk of bond calls. The level of short-term rates, the amount of bond calls, and the interest rates at which we can reinvest the proceeds of any calls will all influence the dividends of the Nuveen Premium Income Funds over the next twelve months.

During the past year, as the stock market remained volatile and the bond market continued to perform well, many investors again turned to tax-free fixed-income investments as a way to add balance to their portfolios and reduce overall risk. As a result, the share prices of these Funds improved (see the charts on the individual Performance Overview pages). As investors recognized the opportunity offered by the Nuveen Premium Income Funds, increased demand caused the discount (share price below NAV) on all of these Funds to narrow significantly over the past twelve months. Since the market prices of these Funds remain lower than the actual value of the bonds in their portfolios, shareholders may want to consider taking advantage of this opportunity to add to their holdings of the Nuveen Premium Income Funds.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN PREMIUM INCOME FUNDS DURING THE YEAR ENDED APRIL 30, 2001?
As evidenced by their twelve-month total returns on NAV, the Nuveen Premium Income Funds were well structured going into this period. Despite the relatively tight supply of new municipal issuance, the Funds continued to meet their goal of keeping assets fully invested and working for shareholders. However, lower supply also meant relatively fewer opportunities to make trades that would substantially enhance the Funds' holdings. As issuance did become available in the market, we focused on improving the Funds' structure, enhancing call protection, and purchasing bonds with the potential to add value and diversification to the Funds' portfolios.

One of the sectors where we found value was healthcare, where change has created opportunities in selected hospital issues. This is an area where the expertise of Nuveen research analysts is instrumental in helping us find and understand the credits offering the best upside potential for our Funds. During the past twelve months, healthcare was among the top sectors in terms of performance. Another area of the market that we are watching closely is independent power plants, due to supply-and-demand dynamics in the electricity industry. Over the past year, we have added several of these issues to our Funds.

NPI also recently used Nuveen staff expertise in the complexities of tobacco-backed credits to purchase A rated bonds issued by New York, South Carolina, Alaska, Alabama, and Washington D.C., that are secured by the 1998 $250 billion master settlement agreement between four major tobacco companies and 46 states. As of April 30, 2001, NPI's exposure to these bonds totaled 4%, and we plan to maintain our allocation at this level.

NPT also continued to hold $10 million in bonds issued by Erie County, New York, for the CanFibre project in Lackawanna, which has been impacted by the bankruptcy of the project's general contractor. This Fund also holds several issues of multifamily housing bonds purchased in 1998 and 1999 that are now in default. We are monitoring these situations very closely, and are working vigorously to help ensure that our shareholders' rights are protected as these credit issues are resolved.

During the past year, we also focused on strategically managing the durations of these three Funds to keep them well positioned to take advantage of market gains and aligned with their peers. For NPI, our strategies included selling bonds that attracted strong bids and replacing them with bonds in the 15 to 20-year part of the yield curve. This acted to shorten the Fund's overall duration, while still allowing the Fund to benefit as the market rallied. In NPM, we expect to see the duration lengthen as the Fund enters the bond call process in earnest in 2002.

All three Funds continued to offer excellent credit quality, with between 68% and 84% of their portfolios invested in bonds rated AAA/U.S. guaranteed and AA as of April 30, 2001. The Funds also had allocations of BBB and non-rated bonds that ranged from 4% to 17%, which generally provided higher yields during 2000.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN PREMIUM INCOME FUNDS IN PARTICULAR?
Overall, our outlook for the fixed-income markets during the next twelve months continues to be positive. Demand for tax-exempt municipal bonds is anticipated to remain strong, as investors look for ways to rebalance their portfolios and reduce potential risk. If interest rates continue to fall and the pace of refundings accelerates, new municipal issuance nationwide in 2001 could exceed $200 billion. We will, of course, continue to closely monitor the economy, including Federal Reserve policies and the impact of the tax reduction bill, in order to be prepared to respond appropriately to any developing situations.

Looking specifically at the Nuveen Premium Income Funds, all three Funds offer excellent levels of call protection for the remainder of 2001, with the portion of callable bonds ranging from 4% of NPI's portfolio to 7% of NPT. In 2002, call exposure increases to 6% in NPI and 10% in NPT. NPM, which marks the 10-year anniversary of its inception in 2002, is entering the part of its lifecycle when it will experience an increase in call exposure. During 2002, this Fund could see 25% of its portfolio affected by bond calls, depending on market interest rates during this time. In general, all of these positions appear to be manageable, and we foresee no problems in working through them. While we cannot control the direction of interest rates, we continue to work to reduce the Funds' call exposure and to actively manage the Funds to mitigate the longer-term effects of the bond call process. These strategies include selling bonds with short call dates and pre-refunded bonds with short maturities at attractive points of the interest rate cycle. In reinvesting the proceeds from these sales as well as any calls, we are looking to the longer end of the yield curve as one way to enhance future call protection.

As value-oriented investors, we also plan to look for areas of the market that can add value for our shareholders and strengthen the Funds' dividend-payment capabilities and enhance structure and total return attributes. Depending on the rate environment going forward, bond calls in NPM could create additional opportunities to enhance the structure of this Fund. We will also continue to manage the Funds' durations to keep them well positioned in terms of market opportunities. We believe these Nuveen Funds will continue to play an important role in investors' long-range financial programs, providing balance and diversification, dependable tax-free income, and quality investments.

Nuveen Premium Income Municipal Fund, Inc.

Performance
   Overview As of April 30, 2001

NPI

Pie Chart:
Credit Quality
AAA/U.S. Guaranteed       66%
AA                        18%
A                         11%
BBB                        3%
NR                         2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.33
--------------------------------------------------
Net Asset Value                             $14.62
--------------------------------------------------
Market Yield                                 5.99%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.68%
--------------------------------------------------
Fund Net Assets ($000)                  $1,457,324
--------------------------------------------------
Average Effective Maturity (Years)           21.45
--------------------------------------------------
Leverage-Adjusted Duration                   11.44
--------------------------------------------------

ANNUALIZED TOTAL RETURN (INCEPTION 7/88)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        23.21%        14.01%
--------------------------------------------------
5-Year                         5.80%         6.16%
--------------------------------------------------
10-Year                        5.61%         6.78%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Utilities                                      16%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Housing/Single Family                          13%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------
U.S.Guaranteed                                 10%
--------------------------------------------------


Bar Chart:

2000-2001 Monthly Tax-Free Dividends Per Share
5/00                    0.067
6/00                    0.063
7/00                    0.063
8/00                    0.063
9/00                    0.063
10/00                   0.063
11/00                   0.063
12/00                   0.0645
1/01                    0.0645
2/01                    0.0645
3/01                    0.0665
4/01                    0.0665




Line Chart:
Share Price Performance
5/500                   11.31
                        11.06
                        11
                        11.19
                        11.75
                        11.56
                        11.63
                        11.69
                        11.94
                        12
                        12
                        11.94
                        12.06
                        12.19
                        12.13
                        12.25
                        12.31
                        12.25
                        12.25
                        12.25
                        12.06
                        12.13
                        12
                        11.88
                        12
                        11.94
                        12.13
                        11.88
                        11.81
                        11.94
                        12.13
                        12.38
                        12.5
                        12.94
                        13.31
                        13.25
                        13.38
                        13.44
                        13.69
                        13.56
                        13.25
                        13.27
                        13.57
                        13.72
                        13.55
                        13.66
                        13.65
                        13.5
                        13.48
                        13.36
4/30/01                 13.41

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Premium Income Municipal Fund 2, Inc.

Performance
   Overview As of April 30, 2001

NPM

Pie Chart:
Credit Quality
AAA/U.S. Guaranteed       65%
AA                        11%
A                         20%
BBB                        1%
NR                         3%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.20
--------------------------------------------------
Net Asset Value                             $14.95
--------------------------------------------------
Market Yield                                 6.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.94%
--------------------------------------------------
Fund Net Assets ($000)                    $961,542
--------------------------------------------------
Average Effective Maturity (Years)           14.48
--------------------------------------------------
Leverage-Adjusted Duration                    8.73
--------------------------------------------------

ANNUALIZED TOTAL RETURN (INCEPTION 7/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.24%        10.53%
--------------------------------------------------
5-Year                         7.12%         6.90%
--------------------------------------------------
Since Inception                6.00%         7.14%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 31%
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Housing/Single Family                          11%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------


Bar Chart:
2000-2001 Monthly Tax-Free Dividends Per Share2
5/00                    0.079
6/00                    0.074
7/00                    0.074
8/00                    0.074
9/00                    0.074
10/00                   0.074
11/00                   0.074
12/00                   0.073
1/01                    0.073
2/01                    0.073
3/01                    0.073
4/01                    0.073


Line Chart:
Share Price Performance
5/5/00                  12.94
                        12.63
                        12.69
                        12.75
                        13.25
                        12.63
                        12.94
                        12.81
                        13.13
                        13.31
                        13.38
                        13.31
                        13.25
                        13.31
                        13.38
                        13.5
                        13.63
                        13.63
                        14
                        13.63
                        13.63
                        13.63
                        13.31
                        13.19
                        13
                        13.13
                        13.5
                        13.06
                        13.06
                        13.13
                        13.03
                        13.44
                        13.75
                        13.63
                        14.31
                        14.38
                        14.56
                        14.44
                        14.81
                        14.46
                        14.21
                        14.34
                        14.5
                        14.53
                        14.35
                        14.12
                        14.03
                        14.2
                        14.09
                        14.26
4/30/01                 14.29

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2000 of $0.0028 per share.

Nuveen Premium Income Municipal Fund 4, Inc.

Performance
   Overview As of April 30, 2001



NPT


Pie Chart:
Credit Quality
AAA/U.S. Guaranteed       48%
AA                        20%
A                         15%
BBB                        4%
NR                        13%




PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.00
--------------------------------------------------
Net Asset Value                             $13.73
--------------------------------------------------
Market Yield                                 6.14%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.90%
--------------------------------------------------
Fund Net Assets ($000)                    $931,907
--------------------------------------------------
Average Effective Maturity (Years)           17.73
--------------------------------------------------
Leverage-Adjusted Duration                   10.74
--------------------------------------------------

ANNUALIZED TOTAL RETURN (INCEPTION 2/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        17.84%         8.86%
--------------------------------------------------
5-Year                         7.59%         6.06%
--------------------------------------------------
Since Inception                4.56%         5.67%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Housing/Multifamily                            16%
--------------------------------------------------
Utilities                                      15%
--------------------------------------------------
U.S.Guaranteed                                 13%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------


Bar Chart:

2000-2001 Monthly Tax-Free Dividends Per Share
5/00                    0.0695
6/00                    0.0665
7/00                    0.0665
8/00                    0.0665
9/00                    0.0665
10/00                   0.0665
11/00                   0.0665
12/00                   0.0665
1/01                    0.0665
2/01                    0.0665
3/01                    0.0665
4/01                    0.0665


Line Chart:
Share Price Performance
5/500                   11.75
                        11.38
                        11.25
                        11.38
                        11.81
                        11.75
                        11.94
                        12.06
                        12.19
                        12.25
                        12.13
                        12
                        12.06
                        12.13
                        12.44
                        12.5
                        12.5
                        12.56
                        12.5
                        12.38
                        12.31
                        12.31
                        12.19
                        12.19
                        11.88
                        12
                        12.31
                        12.13
                        12.13
                        12.31
                        12.5
                        12.81
                        13.13
                        13
                        13.63
                        13.38
                        13.56
                        13.69
                        13.75
                        13.67
                        13.52
                        13.3
                        13.45
                        13.51
                        13.17
                        13.09
                        13
                        13.09
                        13.12
                        13.06
4/30/01                 12.99


Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.


                            Nuveen Premium Income Municipal Fund, Inc. (NPI)

                            Portfolio of
                                   Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.6%

$       9,050   Alabama 21st Century Authority, Tobacco Settlement Revenue                  6/10 at 102          Aa1   $   9,268,920
                 Bonds, Series 2000, 6.125%, 12/01/16


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.7%

       10,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco                6/10 at 100          Aa3      10,243,700
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.7%

        9,225   The Industrial Development Authority of the County of Pima                  1/02 at 103          AAA       9,680,254
                 (Arizona), Industrial Development Lease Obligation Refunding
                 Revenue Bonds, 1988 Series A (Irvington Project), 7.250%, 7/15/10


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.7%

        3,500   Arkansas Development Finance Authority, Drivers License Revenue             6/07 at 100          AAA       3,538,675
                 Bonds (Arkansas State Police - Headquarters and Wireless
                 Data Equipment), Series 1997, 5.400%, 6/01/18

          580   City of Paragould, Arkansas, Water, Sewer and Electric Revenue             12/10 at 100          AAA         591,229
                 Bonds, Series 2000, 5.650%, 12/01/25

        1,000   Sebastian County Community Junior College District (Arkansas),              4/09 at 100          AAA       1,052,570
                 General Obligation Improvement Bonds, Series 1999,
                 5.950%, 4/01/29

        5,245   Board of Trustees of the University of Arkansas, Athletic Facilities        9/09 at 100          Aaa       5,030,060
                 Revenue Bonds (Razorback Stadium Project),
                 Series 1999, 5.050%, 9/15/20


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 8.0%

       10,250   State of California, General Obligation Veteran's Welfare Bonds,           12/08 at 101          AAA      10,387,350
                 Series 1997BH, 5.250%, 12/01/12 (Alternative Minimum Tax)

       23,725   State Public Works Board of the State of California, Lease Revenue          6/03 at 102          Aa2      23,796,887
                 Refunding Bonds (The Regents of the University of California),
                 1993 Series A (Various University of California Projects),
                 5.500%, 6/01/21

       11,395   State Public Works Board of the State of California, Lease                 No Opt. Call          Aa3      11,727,050
                 Revenue Bonds (Department of Corrections), 1993 Series E
                 (California State Prison - Madera County (II)), 5.500%, 6/01/15

       15,420   Los Angeles Convention and Exhibition Center Authority, Lease               8/03 at 102          AAA      15,530,099
                 Revenue Bonds, 1993 Refunding Series A, The City of
                 Los Angeles (California), 5.375%, 8/15/18

        1,285   City of Martinez (California), Home Mortgage Revenue Bonds,                No Opt. Call          AAA       1,836,908
                 1983 Issue A, 10.750%, 2/01/16

        4,125   Redevelopment Agency of the City of Moorpark, Moorpark                     10/03 at 102       N/R***       4,460,363
                 Redevelopment Project, 1993 Tax Allocation Bonds,
                 6.125%, 10/01/18 (Pre-refunded to 10/01/03)

       20,000   City of Pomona, California, Single Family Mortgage Revenue                 No Opt. Call          AAA      25,101,000
                 Refunding Bonds (GNMA and FNMA Mortgage-Backed
                 Securities), Series 1990A, 7.600%, 5/01/23

        3,000   Sacramento Municipal Utility District, California, Electric                11/03 at 102          AAA       2,979,990
                 Revenue Refunding Bonds, 1993 Series D, 5.250%, 11/15/20

                San Bernardino Joint Powers Financing Authority, Tax Allocation
                Refunding Bonds, Series 1995A:
        6,675    5.750%, 10/01/15                                                          10/05 at 102          AAA       7,012,088
       10,000    5.750%, 10/01/25                                                          10/05 at 102          AAA      10,310,200

        4,000   The Regents of the University of California, Refunding Revenue              9/03 at 102          AAA       3,697,440
                 Bonds (Multiple Purpose Projects), Series B, 4.750%, 9/01/21


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.5%

        3,000   Colorado Housing and Finance Authority, Single Family Program,              4/10 at 105           AA       3,365,280
                 2000 Series B-2 Senior Bonds, 7.250%, 10/01/31
                 (Alternative Minimum Tax)

        5,895   Colorado Housing and Finance Authority, Single Family Program,              5/07 at 105          Aa2       6,205,608
                 1997 Series B-2 Senior Bonds, 7.000%, 5/01/26
                 (Alternative Minimum Tax)

        3,785   Colorado Housing and Finance Authority, Single Family Program,             11/07 at 105          Aa2       4,070,427
                 1997 Series C-2 Senior Bonds, 6.875%, 11/01/28
                 (Alternative Minimum Tax)


                Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991D:
$       9,450    7.750%, 11/15/13 (Alternative Minimum Tax)                                No Opt. Call            A   $  11,420,325
        1,725    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102          Aaa       1,800,641
                 (Pre-refunded to 11/15/01)
        6,590    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102            A       6,846,878

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992B:
          715    7.250%, 11/15/23 (Alternative Minimum Tax)                                11/02 at 102          Aaa         768,475
                 (Pre-refunded to 11/15/02)
        2,785    7.250%, 11/15/23 (Alternative Minimum Tax)                                11/02 at 102            A       2,951,710

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992C:
        1,830    6.750%, 11/15/22 (Alternative Minimum Tax)                                11/02 at 102          Aaa       1,954,111
                 (Pre-refunded to 11/15/02)
        6,870    6.750%, 11/15/22 (Alternative Minimum Tax)                                11/02 at 102            A       7,220,027

       19,810   City and County of Denver, Colorado, Excise Tax Revenue Bonds,              3/11 at 100          AAA      20,238,688
                 Series 2001A (Colorado Convention Center Project),
                 5.500%, 9/01/18

       13,505   City and County of Denver, Colorado, Special Facilities Airport            10/02 at 102         Baa3      13,417,893
                 Revenue Bonds (United Air Lines Project), Series 1992A,
                 6.875%, 10/01/32 (Alternative Minimum Tax)

          410   El Paso County, Colorado, Single Family Mortgage Revenue                   No Opt. Call          Aaa         437,183
                 Tax-Exempt Refunding Bonds, Series 1992A Class A-2,
                 8.750%, 6/01/11


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 3.0%

        9,505   District of Columbia, General Obligation Bonds, Series 1998B,              No Opt. Call          AAA      10,436,110
                 6.000%, 6/01/20

       14,800   District of Columbia Housing Finance Agency, Collateralized Single         12/04 at 103          AAA      15,129,596
                 Family Mortgage Revenue Bonds, Series 1988E-4,
                 6.375%, 6/01/26 (Alternative Minimum Tax)

       10,350   District of Columbia, Revenue Bonds (Association of American                8/07 at 102          AAA      10,191,542
                 Medical Colleges Issue), Series 1997A, 5.375%, 2/15/27

       16,665   District of Columbia, University Revenue Bonds, Georgetown              4/11 at 29 7/32          AAA       2,492,917
                 University Issue, Series 2001A, 0.000%, 4/01/32

        5,200   District of Columbia Tobacco Settlement Financing Corporation,             No Opt. Call           A1       5,231,304
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 6.500%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 1.0%

        9,290   State of Florida, Full Faith and Credit Department of                       7/05 at 101          AAA      10,088,383
                 Transportation, Right-of-Way Acquisition and Bridge
                 Construction Bonds, Series 1995, 5.800%, 7/01/21
                 (Pre-refunded to 7/01/05)

        5,000   Orange County Health Facilities Authority, Florida, Hospital               11/10 at 101           A-       5,115,950
                 Revenue Bonds, Series 2000, Adventist Health System/
                 Sunbelt Obligated Group, 6.500%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.8%

       23,420   Development Authority of Monroe County (Georgia), Pollution                10/01 at 100           A+      23,548,342
                 Control Revenue Bonds (Georgia Power Company Plant
                 Scherer Project), Second Series 1994, 6.750%, 10/01/24

        2,750   Savannah Housing Authority, Georgia, Mortgage Revenue                       5/08 at 103          Aaa       2,880,598
                 Bonds, Plantation Oak GNMA Collateralized, Series 2000
                 Refunding, 6.350%, 11/20/39


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        5,000   Boise City, Idaho, Airport Revenue Certificates of Participation,           9/10 at 100          Aaa       5,005,000
                 Series 2000, 5.500%, 9/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 7.8%

       19,220   Chicago School Reform Board of Trustees of the Board of                    12/07 at 102          AAA      18,448,317
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds (Dedicated Tax Revenues),
                 Series 1997A, 5.250%, 12/01/27

        9,000   City of Chicago, Illinois, O'Hare International Airport, Special           No Opt. Call         Baa2       8,989,560
                 Facility Revenue Bonds (United Air Lines Inc. Project),
                 Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax)
                 (Mandatory put 5/01/13)

        6,280   City of Chicago, Illinois, O'Hare International Airport, General            1/04 at 102          AAA       6,042,428
                 Airport Second Lien Revenue Refunding Bonds, 1993 Series C,
                 5.000%, 1/01/18

        3,920   City of Chicago, Collateralized Single Family Mortgage Revenue              3/06 at 105          Aaa       4,345,830
                 Bonds, Series 1996-A, 7.000%, 9/01/27 (Alternative Minimum Tax)

        6,630   City of Chicago, Collateralized Single Family Mortgage Revenue              9/07 at 105          Aaa       7,238,435
                 Bonds, Series 1997-B, 6.950%, 9/01/28 (Alternative Minimum Tax)

        5,650   The County of Cook, Illinois, General Obligation Bonds,                    11/03 at 100          AAA       5,311,678
                 Series 1993A, 5.000%, 11/15/23

        8,740   Illinois Development Finance Authority, Pollution Control                   2/04 at 102          AAA       8,820,495
                 Refunding Revenue Bonds, 1994 Series A (Illinois Power
                 Company Project), 5.700%, 2/01/24

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       8,500   Illinois Educational Facilities Authority, Revenue Refunding Bonds,         7/03 at 102          Aa1   $   8,555,420
                 The University of Chicago, Series 1993B, 5.600%, 7/01/24

        5,015   Illinois Health Facilities Authority, Revenue Bonds, Series 1992           10/02 at 102          AAA       5,141,779
                 (Highland Park Hospital), 6.200%, 10/01/22

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Series 1997A          10/07 at 102          AAA       1,518,375
                 (Highland Park Hospital Project), 5.750%, 10/01/26

       15,545   Illinois Health Facilities Authority, Revenue Bonds, Series 1997            8/07 at 101          AAA      14,594,890
                 (Sherman Health Systems), 5.250%, 8/01/27

        5,000   Illinois Health Facilities Authority, Revenue Bonds, Series 2001            2/11 at 101          AAA       4,753,950
                 (Edward Hospital Obligation Group), 5.250%, 2/15/34

        9,200   Metropolitan Pier and Exposition Authority (Illinois),                     12/09 at 101          AAA       9,239,744
                 McCormick Place Expansion Project Bonds, Series 1999A,
                 5.500%, 12/15/24

        3,000   Metropolitan Pier and Exposition Authority (Illinois), Series 1996A,       No Opt. Call          AAA       3,701,610
                 McCormick Place Hospitality Facilities Revenue Bonds,
                 7.000%, 7/01/26

        4,925   Regional Transportation Authority, Cook, DuPage, Kane, Lake,               No Opt. Call          AAA       6,006,038
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/06

          785   Regional Transportation Authority, Cook, DuPage, Kane, Lake,               No Opt. Call          AAA         957,308
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992B, 9.000%, 6/01/06


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.9%

        4,300   Indiana State Office Building Commission, Correctional Facilities           7/05 at 102          AAA       4,311,911
                 Program Revenue Bonds, Series 1995A, 5.500%, 7/01/20

        8,000   Metropolitan School District of Steuben County Middle School                7/05 at 102          AAA       8,921,920
                 Building Corporation, First Mortgage Bonds, Series 1995,
                 Steuben County, Indiana, 6.375%, 7/15/16 (Pre-refunded
                 to 7/15/05)

        7,965   Wawasee Community School Corporation, Indiana, New                          1/12 at 101          AA-       8,165,638
                 Elementary and Remodeling Building Corporation, First
                 Mortgage Bonds, Series 2000, 5.750%, 1/15/20

        5,300   Whitley County Middle School Building Corporation, First                    1/04 at 102          AAA       5,745,889
                 Mortgage Bonds, Series 1994, Columbia City, Indiana,
                 6.250%, 7/15/15 (Pre-refunded to 1/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.3%

        3,000   Iowa Finance Authority, Private College Refunding Revenue                  12/05 at 102          AAA       3,037,470
                 Bonds (Drake University Project), Series 1996, 5.400%, 12/01/16

        5,295   Iowa Finance Authority, Variable Rate Demand Industrial Revenue             7/14 at 100          AAA       7,115,421
                 Refunding Bonds, Series A 1989 (Urbandale Hotel Corporation
                 Project), Remarketed, 8.500%, 8/01/16 (Alternative Minimum Tax)
                 (Pre-refunded to 7/15/14)

                Iowa Finance Authority, Mortgage Revenue Bonds, Abbey
                Healthcare Series 2001, GNMA Guaranteed:
        2,795    6.150%, 9/20/31 (WI, settling 6/22/01)                                 9/10 at 103 1/2          Aaa       2,960,716
        5,655    6.250%, 9/20/42 (WI, settling 6/22/01)                                 9/10 at 103 1/2          Aaa       6,024,667


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.4%

        6,000   Sedgwick County, Kansas and Shawnee County, Kansas, Single                  6/08 at 105          Aaa       6,518,760
                 Family Mortgage Revenue  Bonds (Mortgaged-Backed Securities
                 Program), 1998 Series A1, 6.500%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.8%

        2,785   Louisiana Housing Finance Agency, Single Family Mortgage                    9/09 at 101          Aaa       3,164,874
                 Revenue Bonds (Home Ownership Program), Series 2000A,
                 7.450%, 12/01/31 (Alternative Minimum Tax)

       11,860   Louisiana Stadium and Exposition District, Hotel Occupancy                  7/05 at 102          AAA      13,217,140
                 Tax Bonds, Series 1995-B, 6.375%, 7/01/25

        7,660   Louisiana Public Facilities Authority, Extended Care Facilities            No Opt. Call          BBB       9,632,680
                 Revenue Bonds (Comm-Care Corporation Project),
                 Series 1994, 11.000%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.3%

        3,600   Housing Opportunities Commission of Montgomery County,                      7/10 at 100          Aaa       3,767,112
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)


                Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)
   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.7%

$      10,000   Massachusetts Bay Transportation Authority, Assessment Bonds,               7/10 at 100          AAA   $   9,737,200
                 2000 Series A, 5.250%, 7/01/30

       13,000   The Commonwealth of Massachusetts, General Obligation Bonds,                6/10 at 100       Aa2***      14,507,350
                 Series B, Consolidated Loan of 2000, 6.000%, 6/01/16
                 (Pre-refunded to 6/01/10)

        4,790   Massachusetts Development Finance Agency, Assisted Living                   9/10 at 105          AAA       5,645,111
                 Facility Revenue Bonds (The Monastery at West Springfield
                 Project) (GNMA Collateralized), Series 1999A, 7.625%, 3/20/41
                 (Alternative Minimum Tax)

        2,850   Massachusetts Industrial Finance Agency, Resource Recovery                  7/01 at 103          N/R       2,947,869
                 Revenue Bonds, Semass Project, Series 1991B, 9.250%, 7/01/15
                 (Alternative Minimum Tax)

        2,825   Massachusetts Industrial Finance Agency, Resource Recovery                 12/08 at 102          BBB       2,743,894
                 Revenue Refunding Bonds (Ogden Haverhill Project),
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

       14,750   Massachusetts Industrial Finance Agency, General Obligation                 7/07 at 102          AAA      14,406,325
                 Bonds, Suffolk University, Series 1997, 5.250%, 7/01/27

        8,750   Massachusetts Housing Finance Agency, Rental Housing                        1/11 at 100          AAA       8,819,825
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35
                 (Alternative Minimum Tax)

        8,800   Massachusetts Water Resources Authority, General Revenue                    7/02 at 100          Aaa       9,023,872
                 Bonds, 1992 Series A, 5.500%, 7/15/22 (Pre-refunded to 7/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.3%

        4,000   School District of the City of Detroit, Wayne County, Michigan,             5/03 at 102          AAA       4,056,960
                 School Building and Site Improvement  and Refunding Bonds
                 (General Obligation - Unlimited Tax), Series 1993, 5.400%, 5/01/13

       10,550   City of Detroit, Michigan, Sewage Disposal System Revenue                   7/05 at 100          AAA       9,976,502
                 Refunding Bonds, Series 1995-B, 5.000%, 7/01/25

                Hudsonville Public Schools, Counties of Ottawa and Allegan,
                State of Michigan, 1997 School Building and Site and Refunding
                Bonds (General Obligation - Unlimited Tax):
       10,510    5.150%, 5/01/22                                                            5/08 at 100          AAA      10,227,281
        8,045    5.150%, 5/01/27                                                            5/08 at 100          AAA       7,758,115

        9,625   Livonia Public School District, County of Wayne, State of                   5/03 at 102          AAA       9,678,130
                 Michigan, 1993 Refunding Bonds (General Obligation -
                 Unlimited Tax), 5.500%, 5/01/21

        6,600   Michigan State Housing Development Authority, Limited                       7/07 at 102          AAA       6,599,406
                 Obligation Multifamily Mortgage Revenue Refunding Bonds,
                 Series 1999A (Forest Hills Regency Square Project),
                 5.750%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.5%

        2,490   The Minneapolis/St. Paul Housing Finance Board, Single                     11/04 at 102          AAA       2,585,043
                 Family Mortgage Revenue Bonds (Minneapolis/St. Paul Family
                 Housing Program, Phase X, FNMA and GNMA Mortgage-Backed
                 Securities Program), Series 1994, 7.500%, 11/01/27
                 (Alternative Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                      1/08 at 101          AAA       2,861,850
                 Airport Revenue Bonds, Series 1998A, 5.000%, 1/01/22

        5,000   Minnesota Agricultural and Economic Development Board,                     11/07 at 102          AAA       5,109,750
                 Health Care System Revenue Bonds, Series 1997A (Fairview
                 Hospital and Healthcare Services), 5.750%, 11/15/26

       20,690   The Housing and Redevelopment Authority of the City of                     11/15 at 103          AAA      24,766,344
                 St. Paul, Minnesota, Sales Tax Revenue Refunding Bonds
                 (Civic Center Project), Series 1996, 7.100%, 11/01/23

          458   The Housing and Redevelopment Authority of the City of St. Paul,           No Opt. Call          Aaa         477,900
                 Minnesota, Single Family Mortgage Revenue Bonds,
                 Refunding Series 1991-B, 7.250%, 9/01/11


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.7%

        7,505   Missouri Housing Development Commission, Single Family                      3/07 at 105          AAA       8,200,488
                 Mortgage Revenue Bonds (Homeownership Loan Program),
                 1996 Series C, 7.450%, 9/01/27 (Alternative Minimum Tax)

       17,170   Missouri Housing Development Commission, Single Family                      3/09 at 103          AAA      18,465,992
                 Mortgage Revenue Bonds (Homeownership Loan Program),
                 1999 Series B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)

       11,120   Francis Howell School District, St. Charles County, Missouri,              No Opt. Call          AAA      13,016,738
                 General Obligation Refunding Bonds, Series 1994A,
                 7.800%, 3/01/08


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 2.8%

       12,000   Director of the State of Nevada, Department of Business                     1/10 at 100          AAA      11,564,640
                 and Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 5.375%, 1/01/40

       29,410   State of Nevada, Colorado River Commission, General                         7/04 at 101           AA      29,525,581
                 Obligation - Limited Tax Revenue Supported Bonds,
                 Series 1994, 5.500%, 7/01/27

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW HAMPSHIRE - 1.7%

$       9,915   New Hampshire Housing Finance Authority, Single Family                      7/03 at 102          Aa3   $  10,011,969
                 Mortgage Revenue Bonds, 1993 Series B, 6.050%, 7/01/25

        6,500   Business Finance Authority of the State of New Hampshire,                  10/03 at 102           A3       6,267,430
                 Pollution Control Refunding Revenue Bonds (The United
                 Illuminating Company Project), 1993 Series A, 5.875%, 10/01/33

        7,475   New Hampshire Housing Finance Authority, Single Family                      7/06 at 102          Aa2       7,809,058
                 Mortgage Acquisition Revenue Bonds, 1996 Series B,
                 6.400%, 1/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.4%

       10,000   Delaware River Port Authority, New Jersey and Pennsylvania,                 1/10 at 100          AAA      10,338,600
                 Port District Project Bonds, Series B of 1999, 5.625%, 1/01/26

       10,000   The Essex County Improvement Authority (Essex County,                      10/10 at 100          Aaa      10,770,700
                 New Jersey), County of Essex General Obligation Guaranteed
                 Lease Revenue Bonds, Series 2000 (County Correctional
                 Facility Project), 6.000%, 10/01/25

       15,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer             10/07 at 101 1/2          AAA      15,502,350
                 Revenue Bonds, 1997 Series U, 5.850%, 4/01/29
                 (Alternative Minimum Tax)

       11,500   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                     No Opt. Call          AAA      12,861,600
                 Series 2000 A, 6.000%, 1/01/14


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.4%

        3,355   New Mexico Mortgage Finance Authority, Single Family                        7/02 at 102          AAA       3,438,674
                 Mortgage Purchase Refunding Senior Bonds, 1992 Series A2,
                 6.900%, 7/01/24

        2,760   Mew Mexico Mortgage Finance Authority, Single Family                    3/10 at 102 1/2          AAA       3,088,385
                 Mortgage Program Bonds, 2000 Series D-2, 6.850%, 9/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.7%

       15,500   Erie Tobacco Asset Securitization Corporation, Erie County,                 7/10 at 101           A1      15,856,190
                 New York, Tobacco Settlement Asset Backed Bonds,
                 Series 2000, Senior, 6.250%, 7/15/40

       13,700   Long Island Power Authority, New York, Electric System                      6/08 at 101           A-      13,259,408
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26

       10,000   New York Counties Tobacco Trust I, Tobacco Settlement                       6/10 at 101           A1      10,439,000
                 Pass-Through Bonds, Series 2000, 6.500%, 6/01/35

       10,000   The City of New York, New York, General Obligation Bonds,               2/06 at 101 1/2            A      10,755,000
                 Fiscal 1996 Series G, 5.750%, 2/01/07

                The City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series G:
          100    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                               10/07 at 101          Aaa         112,208
        5,900    6.000%, 10/15/26                                                          10/07 at 101            A       6,213,231

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series B:
        6,020    9.500%, 6/01/03                                                           No Opt. Call         A***       6,743,062
        1,480    9.500%, 6/01/03                                                           No Opt. Call            A       1,649,312

       16,000   New York City Municipal Water Finance Authority, Water and                  6/06 at 101          AAA      16,493,440
                 Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

        7,000   Dormitory Authority of the State of New York, Revenue Bonds,                7/06 at 102          AAA       7,026,110
                 Department of Health Issue, Series 1996, 5.500%, 7/01/25

        4,000   New York State Energy Research and Development Authority,                   3/03 at 102           A+       4,092,840
                 Facilities Revenue Bonds, Series 1993 A (Consolidated Edison
                 Company of New York, Inc. Project), 6.000%, 3/15/28
                 (Alternative Minimum Tax)

        4,455   New York State Medical Care Facilities Finance Agency, Hospital             2/04 at 102          AAA       4,600,411
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1993 Series B, 5.500%, 2/15/22


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.8%

        9,650   Dickinson, North Dakota, Health Care Facilities Revenue Bonds,              2/10 at 102           AA      11,095,184
                 Series 1990, BHS Long Term Care Inc., 7.625%, 2/15/20


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.8%

        4,265   County of Franklin, Ohio, Hospital Improvement Revenue Bonds,               5/11 at 101          Aaa       4,279,672
                 Series 2001, The Children's Hospital Project, 5.500%, 5/01/28

       12,360   State of Ohio, Turnpike Revenue Bonds, 1994 Series A, Issued                2/04 at 102          Aaa      13,257,089
                 by the Ohio Turnpike Commission, 5.750%, 2/15/24
                 (Pre-refunded to 2/15/04)

        2,000   County of Richland, Ohio, Hospital Facilities Revenue                      11/10 at 101           A-       2,012,260
                 Refunding Bonds, Series 2000A, MedCentral Health
                 System Obligated Group, 6.125%, 11/15/16

        7,000   City of Steubenville, Ohio, Hospital Facilities Revenue                    10/10 at 100           A3       7,170,240
                 Refunding and Improvement Bonds, Series 2000, Trinity
                 Health System, 6.500%, 10/01/30


                Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)
   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 3.5%

$      12,875   Allegheny County Hospital Development Authority (Pennsylvania),            11/02 at 100          AAA   $  13,410,986
                 Health Center Revenue Bonds, Series 1992A (Presbyterian
                 University Health System, Inc. Project), 6.250%, 11/01/23
                 (Pre-refunded to 11/01/02)

       14,650   Delaware Valley Regional Finance Authority, Counties of Bucks,             No Opt. Call          AAA      14,938,605
                 Chester, Delaware and Montgomery, Pennsylvania, Local
                 Government Revenue Bonds, 1998 Series A, 5.500%, 8/01/28

       10,000   Pennsylvania Housing Finance Agency, Single Family Mortgage                10/03 at 102          AA+      10,061,800
                 Revenue Bonds, Series 1993 - 37A, 5.450%, 10/01/17

        8,405   Redevelopment Authority of the City of Philadelphia (Pennsylvania),         4/08 at 103          N/R       7,803,286
                 Multifamily Housing Mortgage Revenue Bonds, Series 1998A
                 (Cricket Court Commons Project), 6.200%, 4/01/25 (Alternative
                 Minimum Tax)

        5,295   The School District of Philadelphia, Pennsylvania, General                  9/05 at 101          AAA       5,318,457
                 Obligation Bonds, Series B of 1995, 5.500%, 9/01/25


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.4%

        5,250   Puerto Rico Electric Power Authority, Power Revenue Bonds,                  7/05 at 100           A-       5,271,840
                 Series X, 5.500%, 7/01/25


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.6%

       10,000   Rhode Island Housing and Mortgage Finance Corporation,                     10/09 at 100          AA+      10,085,500
                 Homeownership Opportunity Bonds, Series 35-A,
                 5.800%, 10/01/32 (Alternative Minimum Tax)

       13,200   Rhode Island Health and Educational Building Corporation,                   5/07 at 102          AAA      12,675,828
                 Hospital Financing Revenue Bonds, Lifespan Obligated
                 Group Issue, Series 1996, 5.250%, 5/15/26


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.7%

       13,250   South Carolina Jobs and Economic Development Authority,                     2/06 at 102          AAA      12,795,128
                 Hospital Revenue Bonds (Anderson Area Medical Center, Inc.),
                 Series 1996, 5.250%, 2/01/26

       12,500   Tobacco Settlement Revenue Management Authority, Tobacco                    5/11 at 101           A1      12,419,875
                 Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.7%

       10,305   Alliance Airport Authority, Inc., Special Facilities Revenue                6/01 at 102         BBB-      10,530,267
                 Bonds, Series 1990 (American Airlines, Inc. Project),
                 7.500%, 12/01/29 (Alternative Minimum Tax)

        3,289   Austin Housing Finance Corporation (Texas), Multifamily                    12/10 at 105          Aaa       3,724,266
                 Housing Revenue Bonds, Series 2000A (GNMA Collateralized
                 Mortgage Loan - Fairway Village Project), 7.375%, 6/20/35
                 (Alternative Minimum Tax)

        5,025   Clear Creek Independent School District, Galveston and Harris               2/10 at 100          AAA       5,387,755
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                 Bonds, Series 2000, 6.000%, 2/15/16

        2,925   Harlingen Housing Finance Corporation, Texas, Single Family                 9/10 at 105          AAA       3,115,067
                 Mortgage Revenue Bonds, Series 2000A, 6.700%, 9/01/33
                 (Alternative Minimum Tax)

       20,000   Harris County-Houston Sports Authority, Texas, Junior Lien                 11/11 at 100          AAA      18,784,800
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40
                 (WI, settling 5/17/01)

       15,000   Harris County, Texas, Toll Road Senior Lien Revenue Refunding               8/04 at 102          AAA      15,281,850
                 Bonds, Series 1994, 5.300%, 8/15/13

       10,000   Harris County Hospital District, Texas, Refunding Revenue Bonds,           No Opt. Call          AAA      11,563,009
                 Series 1990, 7.400%, 2/15/10

       15,000   Harris County Housing Finance Corporation (Texas), Multifamily             12/10 at 105          N/R      15,321,300
                 Housing Bonds (Coolwood Oaks and Haverstock Hill Apartments),
                 Series A, 8.250%, 12/01/31

       19,125   Harris County Hospital District, Texas, Refunding Revenue Bonds,            8/10 at 100          AAA      20,406,375
                 Series 2000, 6.000%, 2/15/15

        1,343   Heart of Texas Housing Finance Corporation, Multifamily Housing             9/10 at 105          Aaa       1,521,203
                 Revenue Bonds, Series 2000A (GNMA Collateralized Mortgage
                 Loan - Parkside Village Project), 7.400%, 9/20/35 (Alternative
                 Minimum Tax)

        9,250   City of Houston, Texas, Airport System Subordinate Lien Revenue             7/10 at 100          AAA       9,176,185
                 Bonds, Series 2000B,  5.500%, 7/01/30

        4,000   Tarrant County Health Facilities Development Corporation, Texas,           11/10 at 101           A-       4,050,800
                 Hospital Revenue Bonds, Series 2000, Adventist Health
                 System/Sunbelt Obligated Group, 6.700%, 11/15/30

       12,025   Tarrant County Health Facilities Development Corporation,                  12/10 at 105          Aaa      14,166,653
                 Mortgage Revenue Bonds, GNMA Collateralized Mortgage
                 Loan - Eastview Nursing Home, Ebony Lake Nursing Center,
                 Ft. Stockton Nursing Center, Lynnhaven Nursing Center and
                 Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32

       10,000   Board of Regents of the Texas A&M University, Revenue                       5/09 at 100          AAA      10,033,800
                 Financing System Bonds, Series 1999, 5.550%, 5/15/29

       13,150   Texas Department of Housing and Community Affairs,                          1/09 at 101          AAA      12,544,837
                 Residential Mortgage Revenue Bonds, Series 1998A,
                 5.350%, 7/01/30 (Alternative Minimum Tax)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.5%

$       7,675   Utah Housing Finance Agency, Single Family Mortgage Bonds,              7/07 at 101 1/2          AAA   $   7,743,998
                 1997 Series F, 5.750%, 7/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.9%

       12,510   Vermont Housing Finance Agency, Single Family Housing Bonds,            6/07 at 101 1/2          AAA      12,710,035
                 Series 9, 5.900%, 5/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.4%

        5,000   City of Virginia Beach Development Authority, Virginia, Multifamily        10/14 at 100          N/R       4,987,000
                 Residential Rental Housing Revenue Bonds (Mayfair I &
                 Mayfair II Apartments Project), Series 1999, 7.500%, 10/01/39

        1,000   Virginia Housing Development Authority, Commonwealth                        7/01 at 100          AA+       1,003,250
                 Mortgage Bonds, 1987 Series C,  Subseries C-7,
                 8.375%, 1/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.8%

                Public Utility District No.1 of Chelan County, Washington,
                Chelan Hydro Consolidated System Revenue Bonds, Series 1997A:
       11,820    5.650%, 7/01/32 (Alternative Minimum Tax)                                  7/07 at 102           AA      11,451,216
                 (Optional put 7/01/09) (Mandatory put 7/01/24)
        8,000    5.650%, 7/01/32 (Alternative Minimum Tax)                                  7/07 at 102           AA       7,710,560
                 (Optional put 7/01/09) (Mandatory put 7/01/27)

        6,360   Public Utility District No. 1 of Snohomish County, Washington,              1/03 at 100          AAA       6,406,301
                 Generation System Revenue Bonds, Series 1993,
                 5.500%, 1/01/14

       10,000   Washington Health Care Facilities Authority, Revenue Bonds,                11/08 at 101          Aaa       9,475,500
                 Series 1998 (Swedish Health Services), 5.125%, 11/15/22

       11,000   Washington Health Care Facilities Authority, Revenue Bonds,                 8/13 at 102          AAA       9,997,460
                 Series 1998 (Harrison Memorial Hospital), 5.000%, 8/15/28

       12,950   Washington Public Power Supply System, Nuclear Project No. 1                7/03 at 102          AAA      13,176,755
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17

       29,870   Washington Public Power Supply System, Nuclear Project No. 1                7/03 at 102          AAA      30,392,128
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/15

        7,500   Washington Public Power Supply System, Nuclear Project No. 2                7/01 at 100          Aaa       7,533,000
                 Refunding Revenue Bonds, Series 1991A, 6.000%, 7/01/12
                 (Pre-refunded to 7/01/01)

       14,440   Washington Public Power Supply System, Nuclear Project No. 2                7/03 at 102          Aa1      14,893,994
                 Refunding Revenue Bonds, Series 1993A, 5.750%, 7/01/12

        6,770   Washington Public Power Supply System, Nuclear Project No. 2                7/03 at 102          Aa1       6,948,728
                 Refunding Revenue Bonds, Series 1993B, 5.625%, 7/01/12

       14,500   Washington Public Power Supply System, Nuclear Project No. 2                7/08 at 102          Aa1      14,557,275
                 Refunding Revenue Bonds, Series 1998A, 5.000%, 7/01/12
       22,880   Washington Public Power Supply System, Nuclear Project No. 3                7/03 at 102          Aa1      22,996,916
                 Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15

        9,350   Washington Public Power Supply System, Nuclear Project No. 3                7/07 at 102          Aa1       9,358,504
                 Refunding Revenue Bonds,  Series 1997A, 5.250%, 7/01/15

        7,775   Washington Public Power Supply System, Nuclear Project No. 3                7/08 at 102          Aa1       7,493,230
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.1%

       15,000   West Virginia Housing Development Fund, Housing Finance                     5/02 at 102          AAA      15,463,350
                 Bonds, 1992 Series D, 7.050%, 11/01/24
------------------------------------------------------------------------------------------------------------------------------------
$   1,414,085   Total Investments (cost $1,403,979,288) - 99.2%                                                        1,445,846,087
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                      11,478,081
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $1,457,324,168
                ====================================================================================================================


                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.


                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                   (WI)  Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
                       Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.4%

$       3,500   Anchorage Parking Authority, Lease Revenue Refunding Bonds,                12/02 at 102           A2   $   3,743,285
                 Series 1993 (5th Avenue Garage Project), 6.750%, 12/01/08

          395   City of Valdez, Alaska, Home Mortgage Revenue Refunding                     8/02 at 102           A1         408,533
                 Bonds, 1992 Series, 7.900%, 2/01/10


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.7%

        2,850   The Industrial Development Authority of the County of Maricopa              1/07 at 102          AAA       3,188,495
                 (Arizona), Multifamily Housing Revenue Bonds (Place Five
                 and the Greenery Apartments Projects), Series 1996A,
                 6.625%, 1/01/27

                The Industrial Development Authority of the County of Mohave,
                Hospital System Revenue Refunding Bonds (Medical Environments,
                Inc. and Phoenix Baptist Hospital and Medical Center, Inc.),
                Series 1993:
        5,705    6.250%, 7/01/03                                                           No Opt. Call          Aaa       5,895,148
        3,000    6.750%, 7/01/08 (Pre-refunded to 7/01/03)                                  7/03 at 102          Aaa       3,255,810

        9,000   City of Phoenix Civic Improvement Corporation (Arizona),                    7/03 at 102          AAA       9,656,820
                 Wastewater System Lease Revenue Bonds, Series 1993,
                 6.125%, 7/01/14 (Pre-refunded to 7/01/03)

        4,005   The Industrial Development Authority of the County of Pima                  1/02 at 103          AAA       4,202,647
                 (Arizona), Industrial Development Lease Obligation Refunding
                 Revenue Bonds, 1988 Series A (Irvington Project), 7.250%, 7/15/10


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.1%

        7,710   State of California, General Obligation Veterans Welfare Bonds,            12/08 at 101          AAA       7,813,314
                 Series 1997BH, 5.250%, 12/01/12 (Alternative Minimum Tax)

                State Public Works Board of the State of California, Lease
                Revenue Bonds (The Trustees of the California State University),
                1992 Series A (Various California State University Projects):
       15,480    6.625%, 10/01/10 (Pre-refunded to 10/01/02)                               10/02 at 102          Aaa      16,506,634
       10,500    6.700%, 10/01/17 (Pre-refunded to 10/01/02)                               10/02 at 102          AAA      11,207,175

        7,150   State Public Works Board of the State of California, Lease                 10/04 at 102       Aa3***       7,930,137
                 Revenue Bonds (The Trustees of the California State University),
                 1994 Series A (Various California State University Projects),
                 6.375%, 10/01/19 (Pre-refunded to 10/01/04)

       17,500   State Public Works Board of the State of California, Lease Revenue         11/04 at 102          Aaa      19,734,925
                 Bonds (Department of Corrections), 1994 Series A (California
                 State Prison, Monterey County (Soledad II)), 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)

       30,000   Foothill/Eastern Transportation Corridor Agency, California,               No Opt. Call          AAA      10,075,200
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21

        5,000   City of Loma Linda, California, Hospital Revenue Bonds                     12/03 at 102          N/R       4,484,150
                 (Loma Linda University Medical Center Project), Series 1993-A,
                 6.500%, 12/01/18

        3,230   Community Redevelopment Financing Authority of the Community                9/02 at 102       N/R***       3,411,849
                 Redevelopment Agency of the City of Los Angeles, California,
                 Pooled Financing Bonds, Series D (Crenshaw Redevelopment
                 Project), 7.000%, 9/01/14 (Pre-refunded to 9/01/02)

        5,000   Los Angeles County Public Works Finance Authority, Revenue                 10/04 at 102        AA***       5,505,600
                 Bonds, Series 1994A (Los Angeles County Regional Park and
                 Open Space District), 6.125%, 10/01/10 (Pre-refunded to 10/01/04)

       10,000   Los Angeles County Transportation Commission (California),                  7/02 at 102          Aaa      10,599,400
                 Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                 Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

        2,035   Parlier Redevelopment Agency (Parlier Redevelopment Project),               8/02 at 102       BBB***       2,161,435
                 1992 Tax Allocation Bonds, Series A, 6.750%, 8/01/22
                 (Pre-refunded to 8/01/02)

                Redevelopment Agency of the City and County of San Francisco
                (California), Hotel Tax Revenue Bonds, Series 1994:
        2,390    6.750%, 7/01/15 (Pre-refunded to 7/01/04)                                  7/04 at 102          AAA       2,664,157
        5,905    6.750%, 7/01/25 (Pre-refunded to 7/01/04)                                  7/04 at 102          AAA       6,582,363
          960    6.750%, 7/01/25                                                            7/04 at 102          AAA       1,060,032

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       5,605   County of San Joaquin, California, Certificates of Participation            4/04 at 102            A   $   5,846,463
                 (1994 Solid Waste System Facilities Project), 6.600%, 4/01/19


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.5%

          465   Colorado Housing and Finance Authority, Single Family Program              12/04 at 105          Aa2         487,511
                 Senior Bonds, 1994 Series E, 8.125%, 12/01/24
                 (Alternative Minimum Tax)

                Colorado Housing and Finance Authority, General Obligation Bonds,
                1994 Series A:
        5,645    6.850%, 8/01/24 (Pre-refunded to 8/01/02)                                  8/02 at 102         A***       5,987,482
        1,245    6.875%, 8/01/30 (Pre-refunded to 8/01/02)                                  8/02 at 102         A***       1,320,895

        2,750   Colorado Housing and Finance Authority, Single Family Program              12/05 at 105          Aa2       2,943,793
                 Senior Bonds, 1995 Series D, 7.375%, 6/01/26

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1991D:
          400    7.750%, 11/15/13 (Alternative Minimum Tax)                                No Opt. Call            A         483,400
        3,155    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102          Aaa       3,293,347
                 (Pre-refunded to 11/15/01)
       12,115    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102            A      12,587,243

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992B:
        1,445    7.250%, 11/15/23 (Alternative Minimum Tax)                                11/02 at 102          Aaa       1,553,072
                 (Pre-refunded to 11/15/02)
        5,635    7.250%, 11/15/23 (Alternative Minimum Tax)                                11/02 at 102            A       5,972,311

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992C:
        2,125    6.750%, 11/15/13 (Alternative Minimum Tax)                                11/02 at 102          Aaa       2,269,118
                 (Pre-refunded to 11/15/02)
       16,120    6.750%, 11/15/13 (Alternative Minimum Tax)                                11/02 at 102            A      16,966,139

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1991A:
        1,925    8.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100          Aaa       1,974,030
                 (Pre-refunded to 11/15/01)
        5,315    8.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100            A       5,413,700

        1,700   City and County of Denver, Colorado, Multifamily Housing                   10/07 at 102          AAA       1,710,047
                 Revenue Bonds (FHA-Insured Mortgage Loan - The Boston
                 Lofts Project), Series 1997A, 5.750%, 10/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.3%

        3,170   Connecticut Housing Finance Authority, Housing Mortgage                     5/06 at 102           AA       3,333,572
                 Finance Program Bonds, 1996 Series C-2, 6.250%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.8%

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
       11,720    0.000%, 4/01/27                                                         4/11 at 39 5/8          AAA       2,405,296
       13,780    0.000%, 4/01/28                                                        4/11 at 37 7/32          AAA       2,650,170
       15,855    0.000%, 4/01/29                                                        4/11 at 35 1/16          AAA       2,859,449


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.4%

        5,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,                10/06 at 102          AAA       5,134,750
                 5.750%, 10/01/18 (Alternative Minimum Tax)

        1,285   Florida Housing Finance Corporation, Homeowner Mortgage                     1/10 at 100          AAA       1,312,910
                 Revenue Bonds, 2000 Series 11, 5.850%, 1/01/22
                 (Alternative Minimum Tax)

        2,850   State of Florida, Full Faith and Credit Department of Transportation,       7/05 at 101          AAA       3,103,109
                 Right-of-Way Acquisition and Bridge Construction Bonds,
                 Series 1995, 5.875%, 7/01/24 (Pre-refunded to 7/01/05)

       12,500   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium                 5/02 at 102       N/R***      13,278,375
                 Project), Series 1992, 7.750%, 5/01/27 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.5%

        5,500   City of Atlanta, Georgia, Water and Sewerage Revenue Bonds,                 1/04 at 100          AAA       5,616,930
                 Series 1993, 4.500%, 1/01/18 (Pre-refunded to 1/01/04)

        7,000   Development Authority of Burke County, Georgia, Pollution                   1/03 at 103          AAA       7,703,570
                 Control Revenue Bonds (Oglethorpe Power Corporation Vogtle
                 Project), Series 1992, 8.000%, 1/01/15 (Pre-refunded to 1/01/03)

          650   Housing Authority of Fulton County, Georgia, Single Family                  9/06 at 102          AAA         672,510
                 Mortgage Revenue Refunding Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1996A, 6.200%, 9/01/27
                 (Alternative Minimum Tax)


                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                IDAHO - 1.3%

$       1,885   Idaho Housing Finance Agency, Single Family Mortgage Revenue                7/05 at 102          AAA   $   1,963,850
                 Bonds, Series F, 6.450%, 7/01/27 (Alternative Minimum Tax)

        3,295   Idaho Housing Finance Agency, Housing Revenue Bonds                         6/05 at 102           Aa       3,386,008
                 (Park Place Project), 1995 Series A, FHA-Insured Mortgage,
                 6.500%, 12/01/36 (Alternative Minimum Tax)

        2,225   Idaho Housing and Finance Association, Single Family                        7/06 at 102          Aaa       2,341,390
                 Mortgage Bonds, 1996 Series G, 6.350%, 7/01/26
                 (Alternative Minimum Tax)

        2,275   Idaho Housing and Finance Association, Single Family Mortgage               1/10 at 100          Aa2       2,367,320
                 Bonds, 2000 Series B, 6.250%, 7/01/22 (Alternative Minimum Tax)

        2,375   Idaho Housing and Finance Association, Single Family Mortgage               7/10 at 100          Aaa       2,446,131
                 Bonds, 2000 Series E, 5.950%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.9%

        5,000   City of Chicago, General Obligation Bonds (Emergency                        1/03 at 102          AAA       5,268,700
                 Telephone System), Series 1993, 5.625%, 1/01/23
                 (Pre-refunded to 1/01/03)

       17,000   City of Chicago, General Obligation Bonds, Project Series A                 1/02 at 102          AAA      17,600,270
                 of 1992, 6.250%, 1/01/12 (Pre-refunded to 1/01/02)

       18,200   City of Chicago (Illinois), General Obligation Bonds, Series 1995A-1        1/06 at 102          AAA      17,359,160
                 Project Bonds, 5.125%, 1/01/25

        1,000   City of Chicago (Illinois), General Obligation Bonds, Project and           7/08 at 102          AAA         981,840
                 Refunding Series 1998, 5.250%, 1/01/20

       22,670   City of Chicago (Illinois), General Obligation Bonds (City Colleges        No Opt. Call          AAA       5,844,099
                 of Chicago Capital Improvement Project), Series 1999,
                 0.000%, 1/01/25

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds (Dedicated Tax Revenues), Series 1998A:
       23,800    0.000%, 12/01/20                                                          No Opt. Call          AAA       7,643,608
       41,300    0.000%, 12/01/21                                                          No Opt. Call          AAA      12,468,883

        5,000   Chicago School Reform Board of Trustees of the Board of                    No Opt. Call          AAA       1,619,900
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds (Dedicated Tax Revenues),
                 Series 1999A, 0.000%, 12/01/20

        8,270   City of Chicago, Illinois, Mortgage Revenue Bonds, Series 1992              6/02 at 102          AAA       8,502,552
                 (FHA-Insured Mortgage Loan - Lakeview Towers Project),
                 6.650%, 12/01/33

        1,175   City of Chicago, Multifamily Housing Revenue Bonds,                         6/09 at 102          Aaa       1,180,276
                 Series 1997 (GNMA Collateralized - Bryn Mawr/Belle Shores
                 Project), 5.800%, 6/01/23 (Alternative Minimum Tax)

       10,900   Public Building Commission of Chicago (Illinois), Building                 12/03 at 102          AAA      11,698,861
                 Revenue Bonds, Series A of 1993 (Board of Education of the
                 City of Chicago), 5.750%, 12/01/18 (Pre-refunded to 12/01/03)

        4,250   City of Chicago, Illinois, Tax Increment Allocation Bonds (Read-            1/07 at 102          N/R       4,395,563
                 Dunning Redevelopment Project), Series 1996B, 7.250%, 1/01/14

        3,530   City of Chicago, Illinois, Tax Increment Allocation Bonds (Sanitary         1/07 at 102          N/R       3,695,204
                 Drainage and Ship Canal Redevelopment Project), Series 1997A,
                 7.750%, 1/01/14

        2,850   City of East St. Louis, Illinois, Mortgage Revenue Refunding Bonds          7/03 at 102          AAA       2,938,578
                 (FHA-Insured Mortgage Loan - Dawson Manor Apartments -
                 Section 8 Assisted Project), Series 1994A, 6.500%, 7/01/24

        6,900   Illinois Health Facilities Authority, Revenue Refunding Bonds,             10/03 at 102           A-       7,278,810
                 Series 1993 (Illinois Masonic Medical Center), 5.500%, 10/01/19

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,             No Opt. Call           A+       3,004,560
                 Series 1993C (Lutheran General Health System),
                 6.000%, 4/01/18

                Illinois Housing Development Authority, Housing Finance Bonds,
                2000 Series A:
        1,210    5.750%, 9/01/10 (Alternative Minimum Tax)                                  3/10 at 100           AA       1,247,062
        1,245    6.200%, 9/01/20 (Alternative Minimum Tax)                                  3/10 at 100           AA       1,278,067

          300   Village of Wheeling, Cook and Lake Counties, Illinois, Single              11/02 at 102          AAA         308,604
                 Family Mortgage Revenue Refunding Bonds, Series 1992,
                 6.850%, 11/01/09

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 7.5%

$       8,000   East Chicago Elementary School Building Corporation (Lake                   1/03 at 102         A***   $   8,609,920
                 County, Indiana), First Mortgage Bonds, Series 1992,
                 7.000%, 1/15/16 (Pre-refunded to 1/15/03)

       13,630   Hospital Authority of the City of Fort Wayne, Indiana, Revenue             11/02 at 102        A+***      14,494,006
                 Bonds, Series 1992 (Parkview Memorial Hospital, Inc.
                 Project), 6.400%, 11/15/22 (Pre-refunded to 11/15/02)

        6,031   City of Greenfield, Indiana, Multifamily Housing Revenue Bonds,            12/05 at 105          Aaa       6,197,214
                 Series 1996 A (Pedcor Investments, 1988-V - L.P. Project),
                 6.200%, 12/01/28 (Alternative Minimum Tax)

       10,675   Highland School Building Corporation (Highland, Indiana),                   1/02 at 102          AAA      11,153,774
                 First Mortgage Bonds, Series 1992A, 6.750%, 1/15/20
                 (Pre-refunded to 1/15/02)

        8,200   Indiana Bond Bank, State Revolving Fund Program Bonds,                      2/03 at 102          AAA       8,701,020
                 Series 1993A, Guarantee Revenue Bonds, 6.250%, 2/01/09

        2,875   Indiana Bond Bank, State Revolving Fund Program Bonds,                      2/05 at 102          AAA       3,141,858
                 Series 1994B, Guarantee Revenue Bonds, 6.750%, 2/01/17

        3,500   Indiana Bond Bank, Special Program Bonds, Series 2000A (City                2/10 at 101          AAA       3,703,035
                 of East Chicago Facilities Building Corporation Project),
                 6.125%, 2/01/25

        5,250   Indiana Transportation Finance Authority, Aviation Technology               3/03 at 102           AA       5,442,990
                 Center Lease Revenue Bonds, Series A, 6.500%, 3/01/18

        5,000   Indiana Transportation Finance Authority, Highway Revenue                  12/10 at 100           AA       4,952,600
                 Bonds, Series 2000, 5.375%, 12/01/25

        5,905   Muncie School Building Corporation, First Mortgage Bonds,                   7/01 at 102       N/R***       6,061,305
                 Series 1992, 6.625%, 7/15/14 (Pre-refunded to 7/15/01)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

        1,085   Johnson County, Kansas, Single Family Mortgage Revenue                      5/04 at 103          Aa2       1,138,306
                 Refunding Bonds, Series 1994, 7.100%, 5/01/12

        1,320   Sedgwick County, Kansas and Shawnee County, Kansas,                        No Opt. Call          Aaa       1,396,349
                 Collateralized Single Family Mortgage Refunding Revenue
                 Bonds (GNMA Certificates), Series 1994A1, 7.900%, 5/01/24
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.6%

        5,085   Kentucky Housing Corporation, Housing Revenue Bonds,                        7/06 at 102          AAA       5,302,435
                 1996 Series A, 6.375%, 7/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.6%

        3,290   Bossier Public Trust Financing Authority, Single Family Mortgage            8/05 at 102          AAA       3,324,446
                 Revenue Refunding Bonds, Series 1995B, 6.125%, 8/01/28

       11,645   East Baton Rouge Mortgage Finance Authority, Single Family                 10/05 at 102          Aaa      11,872,078
                 Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed
                 Securities Program), Series 1994C, 6.350%, 10/01/28
                 (Alternative Minimum Tax)

        4,980   New Orleans Home Mortgage Authority, Single Family Mortgage                 6/05 at 102          Aaa       5,154,798
                 Revenue Bonds, Series 1995A, 6.300%, 6/01/28
                 (Alternative Minimum Tax)

        4,205   Orleans Levee District (A Political Subdivision of the State               12/05 at 103          AAA       4,480,343
                 of Louisiana), Public Improvement Bonds, Series 1986,
                 5.950%, 11/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.9%

          855   Maine State Housing Authority, Mortgage Purchase Bonds,                    11/05 at 102           AA         886,721
                 1995 Series B-2, 6.300%, 11/15/26 (Alternative Minimum Tax)

        7,390   Maine State Housing Authority, Mortgage Purchase Bonds,                     8/02 at 102           AA       7,552,950
                 1990 Series A-4, 6.400%, 11/15/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.1%

          965   Community Development Administration, Department of Housing                 5/03 at 102          Aa2         998,196
                 and Community Development, State of Maryland, Multifamily
                 Housing Revenue Bonds (Insured Mortgage Loans),
                 1993 Series C, 6.625%, 5/15/23


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.7%

        3,500   Massachusetts Development Finance Agency, Pioneer Valley                   No Opt. Call          N/R       3,477,320
                 Resource Recovery Revenue Bonds (ECO/Springfield - LLC
                 Project), Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

        3,605   Massachusetts Water Resources Authority, General Revenue                   12/04 at 102          AAA       3,576,521
                 Bonds, 1993 Series C, 5.250%, 12/01/20


                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.4%

$       8,000   Michigan State Hospital Finance Authority, Hospital Revenue                11/03 at 102          AAA   $   8,079,040
                 Refunding Bonds (Oakwood Hospital Obligated Group),
                 Series 1993A, 5.625%, 11/01/18

        5,285   Michigan State Housing Development Authority, Rental                       10/02 at 102          AA-       5,524,041
                 Housing Revenue Bonds, 1992 Series A, 6.650%, 4/01/23


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.7%

        3,560   Housing and Redevelopment Authority of the City of St. Paul,               12/02 at 102         BBB+       3,583,425
                 Minnesota and City of Minneapolis, Minnesota, Health Care
                 Facility Revenue Bonds, Series 1992 (Group Health Plan,
                 Inc. Project), 6.900%, 10/15/22

        2,450   Minnesota Housing Finance Agency, Single Family Mortgage                    7/09 at 100          AA+       2,510,172
                 Bonds, 2000 Series C, 6.100%, 7/01/30 (Alternative Minimum Tax)

        3,060   Minnesota Housing Finance Agency, Rental Housing Bonds,                     2/05 at 102          AAA       3,115,049
                 1995 Series D, 5.950%, 2/01/18

        4,090   Minnesota Housing Finance Agency, Single Family Mortgage                    1/06 at 102          AA+       4,275,195
                 Bonds, 1996 Series G, 6.250%, 7/01/26 (Alternative Minimum Tax)

        2,500   Minnesota Housing Finance Agency, Single Family Mortgage                    1/11 at 101          AA+       2,598,575
                 Bonds, 1998 Series H-2, Remarketed, 6.050%, 7/01/31
                 (Alternative Minimum Tax)

        2,000   Southern Minnesota Municipal Power Agency, Power Supply                     1/03 at 102          Aaa       2,081,440
                 System Revenue Bonds, Series 1992B, 5.750%, 1/01/11

        2,350   Washington County Housing and Redevelopment Authority,                      1/03 at 102          BBB       2,401,113
                 Pooled Housing and Redevelopment Limited Annual
                 Appropriation Tax and Revenue Bonds (Pooled Refunding
                 Project), Series 1992, 7.200%, 1/01/22

        5,170   Washington County Housing and Redevelopment Authority,                     12/02 at 100        A3***       5,480,355
                 Lease Revenue Bonds (South Washington County Schools
                 Project), Series 1992, 7.400%, 12/01/14 (Pre-refunded to 12/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%

        4,000   Mississippi Hospital Equipment and Facilities Authority,                   10/02 at 102          AAA       4,221,800
                 Revenue Bonds, Series 1992A (Wesley Health Systems),
                 6.050%, 4/01/12 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.8%

        5,500   The Industrial Development Authority of the City of St. Louis,             12/02 at 102          N/R       5,656,145
                 Missouri, Industrial Revenue Refunding Bonds (Kiel Center
                 Multipurpose Arena Project), Series 1992, 7.625%, 12/01/09
                 (Alternative Minimum Tax)

       11,000   St. Louis Municipal Finance Corporation, Leasehold Revenue                  7/03 at 102          AAA      11,443,520
                 Refunding Bonds, 6.000%, 7/15/13


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.4%

        4,000   Clark County, Nevada, Industrial Development Revenue Bonds                  6/02 at 102          AAA       4,181,160
                 (Nevada Power Company Project), Series 1992A,
                 6.700%, 6/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.4%

        3,735   New Hampshire Higher Educational and Health Facilities Authority,           7/01 at 100         BBB+       3,744,113
                 Hospital Revenue Bonds, Catholic Medical Center Issue,
                 Series 1989, 8.000%, 7/01/04


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.5%

        4,500   New Jersey Economic Development Authority, Insured Revenue                  5/05 at 102          AAA       4,952,025
                 Bonds (Educational Testing Service Issue), Series 1995A,
                 6.000%, 5/15/25 (Pre-refunded to 5/15/05)

        4,560   New Jersey Housing and Mortgage Finance Agency, Multifamily            11/07 at 101 1/2          AAA       4,575,869
                 Housing Revenue Bonds,  1997 Series A, 5.650%, 5/01/40
                 (Alternative Minimum Tax)

          235   New Jersey Housing and Mortgage Finance Agency, Housing                    11/02 at 102           A+         243,968
                 Revenue Refunding Bonds, 1992 Series One, 6.700%, 11/01/28

        1,000   Toms River Board of Education, General Obligation Bonds,                    7/07 at 100          AAA       1,094,440
                 Series 1997, 5.750%, 7/15/21 (Pre-refunded to 7/15/07)

        3,755   The Union County Utilities Authority, New Jersey, Solid Waste               6/08 at 101          AAA       3,764,200
                 Facility Subordinated Lease Revenue Bonds, Ogden Martin
                 Systems of Union, Inc., Lessee, Series 1998A, 5.350%, 6/01/23
                 (Alternative Minimum Tax)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 0.4%

$       3,695   New Mexico Mortgage Finance Authority, Single Family Mortgage               7/05 at 102          AAA   $   3,836,962
                 Program Bonds, 1995 Series E, 6.300%, 7/01/17
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 15.7%

       11,200   Long Island Power Authority, New York, Electric System General              6/08 at 101          AAA      10,872,176
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        9,000    0.000%, 6/01/22                                                           No Opt. Call          AAA       2,869,650
       14,000    0.000%, 6/01/23                                                           No Opt. Call          AAA       4,219,180

        7,695   The City of New York, New York, General Obligation Bonds,                  No Opt. Call            A       8,181,940
                 Fiscal 1995 Series E, 6.600%, 8/01/03

       17,365   The City of New York, New York, General Obligation Bonds,                  No Opt. Call            A      19,450,537
                 Fiscal 1996 Series F, 7.000%, 2/01/06

       11,130   The City of New York, New York, General Obligation Bonds,               3/06 at 101 1/2            A      11,607,811
                 Fiscal 1996 Series I, 5.875%, 3/15/18

                The City of New York, New York, General Obligation Bonds, Fiscal
                1996 Series J1:
        9,000    5.875%, 2/15/19                                                        2/06 at 101 1/2            A       9,366,570
        3,820    5.500%, 2/15/26                                                        2/06 at 101 1/2            A       3,840,055

        4,250   The City of New York, New York, General Obligation Bonds,               8/06 at 101 1/2            A       4,406,825
                 Fiscal 1997 Series E, 5.875%, 8/01/24

                The City of New York, New York, General Obligation Bonds, Fiscal
                1993 Series A:
        3,285    6.375%, 8/01/08 (Pre-refunded to 8/01/02)                              8/02 at 101 1/2          Aaa       3,457,265
        6,715    6.375%, 8/01/08                                                        8/02 at 101 1/2            A       7,042,692
          665    6.500%, 8/01/11 (Pre-refunded to 8/01/02)                              8/02 at 101 1/2          Aaa         700,883
        1,335    6.500%, 8/01/11                                                        8/02 at 101 1/2            A       1,402,177

                The City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series I:
        7,505    6.250%, 4/15/27 (Pre-refunded to 4/15/07)                                  4/07 at 101          Aaa       8,462,113
        4,515    6.250%, 4/15/27                                                            4/07 at 101            A       4,800,754

                The City of New York, New York, General Obligation Bonds, Fiscal
                1995 Series D:
          285    6.600%, 2/01/03                                                           No Opt. Call         A***         300,347
       10,465    6.600%, 2/01/03                                                           No Opt. Call            A      10,984,692

        1,370   New York City Municipal Water Finance Authority, Water and                  6/07 at 101          AAA       1,385,180
                 Sewer System Revenue Bonds, Fiscal 1997 Series B,
                 5.500%, 6/15/27

        3,150   New York City Municipal Water Finance Authority, Water and                  6/05 at 101          AAA       3,432,398
                 Sewer System Revenue Bonds, Fiscal 1996 Series A,
                 5.875%, 6/15/25 (Pre-refunded to 6/15/05)

        4,000   The Trust for Cultural Resources of the City of New York, Revenue           4/07 at 101          AAA       4,103,680
                 Bonds, Series 1997A (American Museum of Natural History),
                 5.650%, 4/01/27

        2,500   Dormitory Authority of the State of New York, City University               7/06 at 102          AA-       2,631,200
                 System Consolidated Third General Resolution Bonds,
                 1996 Series 2, 6.000%, 7/01/20

       17,450   New York State Energy Research and Development Authority,                  12/01 at 101          AAA      17,730,247
                 Facilities Revenue Bonds,  Series 1992B (Consolidated Edison
                 Company of New York, Inc. Project), 6.375%, 12/01/27
                 (Alternative Minimum Tax)

        7,635   New York State Medical Care Facilities Finance Agency,                      5/05 at 102       AA-***       8,368,953
                 Mercy Medical Center Project Revenue Bonds, 1995 Series A,
                 5.875%, 11/01/15 (Pre-refunded to 5/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.4%

        7,000   County of Cumberland, North Carolina, Hospital Facility                    10/09 at 101           A-       6,459,460
                 Revenue Bonds (Cumberland County Hospital System Inc.),
                 Series 1999 (Cape Fear Valley Health System), 5.250%, 10/01/19

        5,135   City of Durham, Urban Redevelopment Mortgage Revenue Bonds                  8/07 at 105          AAA       5,543,900
                 (Durham Hosiery Mill Project) (FHA-Insured), Series 1987,
                 7.500%, 8/01/29 (Alternative Minimum Tax)

        1,755   North Carolina Housing Finance Agency, Single Family Revenue                3/06 at 102           AA       1,821,866
                 Bonds, Series JJ (1985 Resolution), 6.450%, 9/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.7%

        5,000   North Dakota Housing Finance Agency, Housing Finance                        7/10 at 100          Aa3       5,150,550
                 Program Bonds, Mortgage Revenue Bonds, Series 2000C,
                 6.150%, 7/01/31 (Alternative Minimum Tax)

        1,185   North Dakota Housing Finance Agency, Housing Finance Program                1/07 at 102          Aa3       1,229,734
                 Bonds, Home Mortgage Finance  Program, Series 1996B,
                 6.400%, 1/01/28 (Alternative Minimum Tax)


                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)
   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.3%

$       2,000   Ohio Housing Finance Agency, Multifamily Housing Mortgage                   1/08 at 102          Aa2   $   1,914,180
                 Revenue Bonds, Series 1998B-1 (FHA-Insured Mortgage Loan -
                 Courtyards of Kettering Project), 5.550%, 1/01/40 (Alternative
                 Minimum Tax)

        5,000   Ohio Water Development Authority, Collateralized Water                      8/02 at 102           A2       5,117,900
                 Development Revenue Refunding Bonds, 1992 Series A
                 (The Dayton Power and Light Company Project), 6.400%, 8/15/27

        6,750   Ohio Water Development Authority, Solid Waste Disposal                      9/08 at 102          N/R       5,675,130
                 Revenue Bonds (Bay Shore Power Project), Convertible
                 Series 1998B, 5.875%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.4%

        1,000   Tulsa County Industrial Authority (Tulsa, Oklahoma), Recreational           9/02 at 102           A-       1,053,790
                 Facilities Revenue Bonds, Series 1992, 6.600%, 9/01/08

        2,990   Tulsa County Public Facilities Authority (Tulsa, Oklahoma),                11/02 at 102            A       3,162,075
                 Recreational Facility Refunding Revenue Bonds, Series 1992,
                 6.600%, 11/01/08


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.8%

       13,350   State of Oregon, General Obligation Elderly and Disabled                    8/02 at 102           AA      13,812,978
                 Housing Bonds, 1992 Series B, 6.375%, 8/01/24

        4,755   State of Oregon, General Obligation Veterans Welfare Bonds,                10/05 at 102           AA       4,974,396
                 Series 75, 6.000%, 4/01/27

        5,250   State of Oregon, Housing and Community Services Department, Mortgage        1/10 at 100          Aa2       5,488,665
                 Revenue Bonds (Single Family Mortgage Program), Series 2000F,
                 6.250%, 7/01/28 (Alternative Minimum Tax)

        2,715   City of Portland, Oregon, Limited Tax Improvement Bonds,                    6/06 at 100          Aa2       2,771,309
                 1996 Series A, 5.550%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.4%

        2,400   Beaver County Industrial Development Authority (Pennsylvania),              7/05 at 102            A       2,577,168
                 Collateralized Pollution Control Revenue Refunding Bonds,
                 Series 1995-A (The Cleveland Electric Illuminating Company -
                 Beaver Valley Project), 7.750%, 7/15/25

        1,000   Delaware Valley Regional Finance Authority, Local Government               No Opt. Call          AAA       1,040,260
                 Revenue Bonds, Series 1997B, 5.700%, 7/01/27


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.6%

        5,000   Commonwealth of Puerto Rico, Public Improvement Refunding                   7/08 at 101          AAA       4,451,700
                 Bonds, Series 1998 (General Obligation Bonds), 4.500%, 7/01/23

        1,375   Puerto Rico Electric Power Authority, Power Revenue Bonds,                  7/05 at 100           A-       1,380,720
                 Series X, 5.500%, 7/01/25


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.4%

        2,135   School District No. 4 of Lexington County, South Carolina,                  7/04 at 102         Baa2       2,313,059
                 Certificates of Participation, Series 1994, 7.000%, 7/01/12

        7,600   Piedmont Municipal Power Agency, Electric Revenue Refunding                 7/01 at 100          AAA       6,047,700
                 Bonds, Series 1991, 4.000%, 1/01/23

       15,000   Tobacco Settlement Revenue Management Authority, Tobacco                    5/11 at 101           A1      14,866,800
                 Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.4%

        2,875   South Dakota Housing Development Authority, Homeownership                   5/07 at 102          AAA       2,891,416
                 Mortgage Bonds, 1997 Series F, 5.800%, 5/01/28
                 (Alternative Minimum Tax)

                South Dakota Building Authority, Revenue Bonds, Series 1992:
          510    6.700%, 9/01/17 (Pre-refunded to 9/01/02)                                  9/02 at 102          AAA         541,875
        9,860    6.700%, 9/01/17 (Pre-refunded to 9/01/04)                                  9/04 at 100          AAA      10,432,570


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.7%

                The Health and Educational Facilities Board of the City of
                Johnson City, Tennessee, Hospital Revenue Refunding and
                Improvement Bonds, Series 1998C (Johnson City Medical Center
                Hospital):
        2,740    5.125%, 7/01/25 (Pre-refunded to 7/01/23)                                  7/23 at 100          AAA       2,668,979
        2,110    5.125%, 7/01/25                                                            1/09 at 101          AAA       2,047,270

        1,500   Memphis-Shelby County Airport Authority (Tennessee), Airport                3/10 at 101          AAA       1,577,790
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/19
                 (Alternative Minimum Tax)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 4.1%

$         780   Baytown Housing Finance Corporation, Single Family Mortgage                 9/02 at 103          Aa2   $     844,202
                 Revenue Refunding Bonds, Series 1992-A, 8.500%, 9/01/11

        3,000   Brazos River Authority (Texas), Revenue Refunding Bonds                    No Opt. Call          AAA       2,873,880
                 (Houston Lighting and Power Company Project), Series 1998,
                 5.050%, 11/01/18 (Alternative Minimum Tax)

       10,000   Coppell Independent School District (Dallas County, Texas),                No Opt. Call          AAA       1,993,100
                 Unlimited Tax School Building and Refunding Bonds, Series 2001,
                 0.000%, 8/15/28

        1,635   Garland Independent School District (Dallas County, Texas),                 2/07 at 100          AAA       1,429,513
                 School Building Unlimited Tax Bonds, Series 1997-A, 4.000%, 2/15/15

        1,095   Hidalgo County Housing Finance Corporation, Texas, Single Family            4/04 at 102          Aaa       1,130,182
                 Mortgage Revenue Bonds (GNMA and FNMA Collateralized),
                 Series 1994A, 7.000%, 10/01/27 (Alternative Minimum Tax)

                City of Houston, Texas, Hotel Occupancy Tax and Special Revenue
                Bonds, Series 2001B Convention Project:
       25,850    0.000%, 9/01/25 (WI, settling 5/08/01)                                    No Opt. Call          AAA       6,160,314
       26,610    0.000%, 9/01/26 (WI, settling 5/08/01)                                    No Opt. Call          AAA       5,965,164

        1,385   Houston Independent School District Public Facility Corporation            No Opt. Call          AAA         728,468
                 (Harris County, Texas), Lease Revenue Bonds (Cesar E. Chavez
                 High School), Series 1998A, 0.000%, 9/15/13

        6,630   Houston Independent School District Public Facility Corporation            No Opt. Call          AAA       3,487,181
                 (Harris County, Texas), Lease Revenue Bonds (West Side
                 High School), Series 1998B, 0.000%, 9/15/13

        1,000   Humble Independent School District (Harris County, Texas),                  2/10 at 100          AAA         782,990
                 Unlimited Tax Schoolhouse Bonds, Series II 1997,
                 3.500%, 2/15/18

        2,000   Pearland Independent School District, Brazoria County, Texas,               2/11 at 100          AAA       1,949,220
                 Unlimited Tax Schoolhouse Bonds, 2001 Series A,
                 5.250%, 2/15/22 (WI, settling 5/29/01)

        1,495   Port Arthur Housing Finance Corporation, Single Family Mortgage             9/02 at 103            A       1,652,917
                 Revenue Refunding Bonds, Series 1992, 8.700%, 3/01/12

        7,490   State of Texas, Veterans Housing Assistance Bonds, Series 1993,            12/03 at 102          Aa1       7,814,542
                 General Obligation Bonds, 6.800%, 12/01/23
                 (Alternative Minimum Tax)

                Weatherford Independent School District, Parker County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 2001:
        6,945    0.000%, 2/15/25                                                       2/11 at 44 23/32          AAA       1,639,784
        6,945    0.000%, 2/15/27                                                         2/11 at 39 3/4          AAA       1,448,449


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.5%

        6,000   Redevelopment Agency of Salt Lake County, Utah, Central                     3/02 at 102            A       6,088,080
                 Business District Neighborhood Redevelopment, Junior Lien
                 Tax Increment Bonds, Series 1992A, 5.800%, 3/01/15

        1,760   Utah Housing Finance Agency, Single Family Mortgage Bonds,                  7/04 at 102          AAA       1,803,982
                 1994 Issue B (Federally Insured or Guaranteed Mortgage Loans),
                 6.450%, 7/01/14

        1,185   Utah Housing Finance Agency, Single Family Mortgage Bonds,              7/07 at 101 1/2          AAA       1,220,503
                 1997 Series E2 Class I, 5.875%, 1/01/19 (Alternative Minimum Tax)

        1,475   Utah Housing Finance Agency, Single Family Mortgage Bonds,              1/09 at 101 1/2          AAA       1,489,794
                 1997 Series C, 5.600%, 7/01/18 (Alternative Minimum Tax)

        3,000   Municipal Building Authority of Weber County, Utah, Lease                  12/04 at 102          AAA       3,433,020
                 Revenue Bonds, Series 1994, 7.500%, 12/15/19
                 (Pre-refunded to 12/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.7%

        6,620   Vermont Housing Finance Agency, Single Family Housing Bonds,                5/02 at 102           A+       6,723,338
                 Series 4, 6.400%, 11/01/25


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 0.7%

        7,635   Public Hospital District No. 2, King County, Washington, Limited            6/11 at 101          AAA       7,012,286
                 Tax General Obligation Bonds, Evergreen Healthcare,
                 Series 2001A, 5.000%, 12/01/30


                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA - 0.9%

$       7,000   The County Commission of Harrison County, West Virginia, Solid              5/03 at 102          AAA   $   7,228,130
                 Waste Disposal Revenue Bonds (The Potomac Edison Company -
                 Harrison Station Project), Series B, 6.250%, 5/01/23
                 (Alternative Minimum Tax)

        1,000   The County Commission of Pleasants County, West Virginia,                   4/09 at 101          AAA         995,000
                 Pollution Control Revenue Bonds  (West Penn Power Company -
                 Pleasants Station Project), 1999 Series E, 5.500%, 4/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.0%

        6,150   Wisconsin Housing and Economic Development Authority,                       1/05 at 102           AA       6,389,661
                 Home Ownership Revenue Bonds, 1995 Series B,
                 7.100%, 9/01/15 (Alternative Minimum Tax)

        3,215   Wisconsin Health and Educational Facilities Authority, Revenue              2/07 at 102          AAA       3,271,450
                 Bonds, Series 1997 (Marshfield Clinic Project), 5.625%, 2/15/17
------------------------------------------------------------------------------------------------------------------------------------
$   1,111,586   Total Investments (cost $903,081,284) - 98.3%                                                            944,952,104
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      16,589,527
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 961,541,631
                ====================================================================================================================

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                   (WI)  Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                Nuveen Premium Income Municipal Fund 4, Inc. (NPT)

                       Portfolio of
                              Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 3.4%

$       7,220   Alabama Higher Education Loan Corporation, Student Loan                    No Opt. Call          AAA   $   7,546,055
                 Revenue Refunding Bonds, Series 1994-D, 5.850%, 9/01/04
                 (Alternative Minimum Tax)

        2,500   Alabama Housing Finance Authority, Multifamily Housing Revenue              2/11 at 102          AAA       2,514,000
                 Bonds, South Bay Apartments Project, 2000 Series K,
                 5.950%, 2/01/33 (Alternative Minimum Tax)

       11,745   Alabama Special Care Facilities Financing Authority of                     11/05 at 101          Aaa      11,288,002
                 Birmingham Hospital, Revenue Bonds (Daughters of Charity
                 National Health System - Providence Hospital and St. Vincent's
                 Hospital), Series 1995, 5.000%, 11/01/25

       11,000   The DCH Health Care Authority, Health Care Facilities Revenue              12/02 at 102           A+      10,580,680
                 Bonds, Series 1993-B, 5.750%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.1%

          305   Arkansas Development Finance Authority, Single Family Mortgage              8/01 at 103           AA         315,940
                 Revenue Refunding Bonds, 1991 Series A (FHA-Insured or VA
                 Guaranteed Mortgage Loans), 8.000%, 8/15/11

          284   City of Jacksonville, Arkansas, Residential Housing Facilities              7/03 at 103          Aaa         299,354
                 Board, Single Family Mortgage Revenue Refunding Bonds,
                 Series 1993A, 7.900%, 1/01/11

          453   Residential Housing Facilities Board of Lonoke County, Arkansas,            4/05 at 103          Aaa         478,512
                 Single Family Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 4/01/11


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 2.9%

        4,780   Foothill/Eastern Transportation Corridor Agency, California,               No Opt. Call          AAA       2,499,032
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/14

                Community Redevelopment Financing Authority of the City of Los
                Angeles, California, Grand Central Square Multifamily Housing
                Bonds, 1993 Series A:
          500    5.750%, 12/01/13 (Alternative Minimum Tax)                                 6/03 at 102           BB         475,065
        3,705    5.900%, 12/01/26 (Alternative Minimum Tax)                                 5/01 at 100            A       3,705,371

        4,500   Los Angeles County Transportation Commission (California),                  7/02 at 102          Aaa       4,769,730
                 Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                 Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

        1,715   Housing Authority of the County of Merced (California),                     1/04 at 102          Aaa       1,753,399
                 Multifamily Housing Refunding Revenue Bonds, Series 1993A
                 (Belmont Park Apartments Project), 5.875%, 1/01/19

        2,500   Transmission Agency of Northern California, California-Oregon               5/02 at 102          AAA       2,617,625
                 Transmission Project, Revenue Bonds, 1992 Series A,
                 6.500%, 5/01/16

        5,000   Airports Commission, City and County of San Francisco, California,          5/04 at 101          AAA       5,290,300
                 San Francisco International Airport, Second Series Revenue
                 Bonds, Issue 8A, 6.300%, 5/01/25 (Alternative Minimum Tax)

        3,545   Redevelopment Agency of the City of San Leandro, Plaza 1                    6/03 at 102           A-       3,625,542
                 and Plaza 2 Redevelopment Projects, 1993 Tax Allocation Bonds,
                 Series A, 6.125%, 6/01/23

        1,945   South Gate Public Financing Authority (Los Angeles County,                 No Opt. Call          AAA       2,202,285
                 California), Water Revenue Refunding Bonds, 1996 Series A,
                 6.000%, 10/01/12


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.4%

        4,000   Colorado Housing and Finance Authority, Single Family Program              10/09 at 105          Aa2       4,474,640
                 Bonds, 1999 Series C-3, Senior Bonds, 6.750%, 10/01/21

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1991D:
        6,000    7.500%, 11/15/02 (Alternative Minimum Tax)                                11/01 at 102            A       6,223,680
        3,040    7.750%, 11/15/13 (Alternative Minimum Tax)                                No Opt. Call            A       3,673,840
          865    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102          Aaa         902,930
                 (Pre-refunded to 11/15/01)
        3,280    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102            A       3,407,854
          210    7.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100          Aaa         214,265
                 (Pre-refunded to 11/15/01)
          790    7.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100            A         801,763



                Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO (continued)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992C:
$       1,100    6.750%, 11/15/22 (Alternative Minimum Tax)                                11/02 at 102          Aaa   $   1,174,602
                 (Pre-refunded to 11/15/02)
        4,140    6.750%, 11/15/22 (Alternative Minimum Tax)                                11/02 at 102            A       4,350,933

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1991A:
        5,000    8.750%, 11/15/05 (Alternative Minimum Tax)                                11/01 at 102            A       5,225,400
          315    8.750%, 11/15/23 (Alternative Minimum Tax)                                11/01 at 102          Aaa         330,460
                 (Pre-refunded to 11/15/01)
          885    8.750%, 11/15/23 (Alternative Minimum Tax)                                11/01 at 102            A         922,223


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.3%

        3,000   Connecticut Housing Finance Authority, Housing Mortgage Finance             5/06 at 102           AA       3,154,800
                 Program Bonds, 1996 Series C-2, 6.250%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 4.4%

        6,000   District of Columbia, General Obligation Bonds, Series 1993B2,             No Opt. Call          AAA       6,403,980
                 5.500%, 6/01/10

        3,240   District of Columbia, Hospital Revenue Refunding Bonds (Medlantic           8/02 at 102        A-***       3,474,608
                 Healthcare Group, Inc. Issue), Series 1992B, 6.750%, 8/15/07
                 (Pre-refunded to 8/15/02)

        4,250   District of Columbia, Hospital Revenue Refunding Bonds                      8/06 at 102          AAA       4,544,015
                 (Medlantic Healthcare Group, Inc. Issue), Series 1993A,
                 5.750%, 8/15/14

        8,800   District of Columbia, General Obligation Refunding Bonds,                  No Opt. Call          AAA       9,590,768
                 Series 1993A, 6.000%, 6/01/07

        4,815   District of Columbia, General Obligation Bonds, Series 1993E,               6/03 at 102          AAA       5,115,360
                 6.000%, 6/01/09

        2,460   District of Columbia Housing Finance Agency, Collateralized                12/04 at 103          AAA       2,526,149
                 Single Family Mortgage Revenue Bonds, Series 1988F-1,
                 5.850%, 12/01/14 (Alternative Minimum Tax)

        4,500   District of Columbia, University Revenue Refunding Bonds (The              10/02 at 102          AAA       4,794,120
                 Howard University Issue), Series 1992A, 6.750%, 10/01/12
                 (Pre-refunded to 10/01/02)

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
        9,670    0.000%, 4/01/26                                                        4/11 at 42 5/32          AAA       2,111,638
       15,235    0.000%, 4/01/30                                                       4/11 at 32 15/16          AAA       2,577,000


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.6%

        9,000   JEA, Florida, Water and Sewer System Revenue Bonds,                        10/05 at 100          AA-       8,781,480
                 2001 Series A, 5.200%, 10/01/20

        5,000   Martin County Industrial Development Authority, Florida,                   12/04 at 102         BBB-       5,196,400
                 Industrial Development Revenue Bonds (Indiantown
                 Cogeneration - L.P. Project), Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)

        1,380   Miami-Dade County Housing Finance Authority, Florida,                       1/11 at 102          AAA       1,422,987
                 Multifamily Revenue Bonds (Sunset Bay Apartments Project),
                 Series 2000-5A, 5.850%, 7/01/20 (Alternative Minimum Tax)

        9,500   City of Sunrise, Florida, Utility System Revenue Refunding Bonds,          10/18 at 100          AAA       9,100,525
                 Series 1998, 5.000%, 10/01/28


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.5%

        3,400   City of Atlanta (Georgia), Water and Wastewater Revenue                    No Opt. Call          AAA       3,528,860
                 Bonds, Series 1999A, 5.500%, 11/01/22

        1,295   Development Authority of Burke County, Georgia, Pollution Control          No Opt. Call          AAA       1,351,112
                 Revenue Bonds (Oglethorpe Power Corporation Vogtle Project),
                 Series 1992, 7.500%, 1/01/03

        2,880   Municipal Electric Authority of Georgia, General Power Revenue             No Opt. Call            A       3,619,498
                 Bonds, 1992B Series, 8.250%, 1/01/11

        5,500   Municipal Electric Authority of Georgia, General Power Revenue             No Opt. Call          AAA       5,844,465
                 Bonds, 1993B Series, 5.700%, 1/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

                City and County of Honolulu, Hawaii, General Obligation Bonds,
                Refunding and Improvement Series 1993B:
        1,580    5.000%, 10/01/13                                                          No Opt. Call          Aaa       1,624,904
        3,420    5.000%, 10/01/13                                                          No Opt. Call          AA-       3,478,482

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 10.4%

$       4,000   Board of Education of the City of Chicago, General Obligation              No Opt. Call          AAA   $   4,509,640
                 Lease Certificates, 1992 Series A, 6.250%, 1/01/15

        5,000   City of Chicago (Illinois), Sales Tax Revenue Bonds, Series 1998,           7/08 at 102          AAA       4,832,600
                 5.250%, 1/01/28

        7,555   City of Chicago (Illinois), Senior Lien Water Revenue Bonds,               No Opt. Call          AAA       3,243,135
                 Series 2000, 0.000%, 11/01/16

                Cook County School District 99 (Cicero), General Obligation School
                Bonds, Series 1997:
        1,455    8.500%, 12/01/13                                                          No Opt. Call          Aaa       1,945,088
        1,685    8.500%, 12/01/15                                                          No Opt. Call          Aaa       2,287,253

        6,205   Illinois Development Finance Authority, Revenue Bonds                       4/11 at 105          Aaa       7,318,487
                 (Greek American Nursing Home Project), Series 2000A,
                 7.600%, 4/20/40

        2,145   Illinois Development Finance Authority, Child Care Facility Revenue         9/02 at 102          N/R       2,194,399
                 Bonds, Series 1992 (Illinois Facilities Fund Project), 7.400%, 9/01/04

        1,945   Illinois Educational Facilities Authority, Revenue Bonds, Chicago           7/01 at 100          AAA       2,156,149
                 College of Osteopathic Medicine, Series A, 8.750%, 7/01/05

       10,360   Illinois Educational Facilities Authority, Revenue Refunding Bonds,         7/01 at 102          AAA      10,630,603
                 Loyola University of Chicago, Series 1991-A, 7.125%, 7/01/21
                 (Pre-refunded to 7/01/01)

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,             10/03 at 102           A-       3,164,700
                 Series 1993 (Illinois Masonic Medical Center), 5.500%, 10/01/19

        2,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992            7/02 at 102      Baa2***       2,116,500
                 (Trinity Medical Center), 7.000%, 7/01/12 (Pre-refunded to 7/01/02)

                Illinois Health Facilities Authority, Revenue Refunding Bonds,
                Series 1993C (Lutheran General Health System):
        5,705    7.000%, 4/01/08                                                           No Opt. Call           A+       6,376,878
        4,075    7.000%, 4/01/14                                                           No Opt. Call           A+       4,677,611

        8,190   Illinois Housing Development Authority, Multifamily Program Bonds,          9/04 at 102           A+       8,568,132
                 Series 5, 6.650%, 9/01/14

        3,410   Illinois Housing Development Authority, Section 8 Elderly Housing          11/02 at 102            A       3,494,909
                 Revenue Bonds (Skyline Towers Apartments), Series 1992B,
                 6.875%, 11/01/17

        2,480   Illinois Housing Development Authority, Section 8 Elderly Housing           1/03 at 102         A***       2,645,862
                 Revenue Bonds (Morningside North Development), Series 1992D,
                 6.600%, 1/01/07 (Pre-refunded to 1/01/03)

        2,025   Long Creek Township, Macon County, Illinois, Waterworks                     5/03 at 100          N/R       2,069,044
                 Refunding Revenue Bonds, Series 1993, 7.250%, 5/01/23

        3,050   Regional Transportation Authority, Cook, DuPage, Kane, Lake,               No Opt. Call          AAA       3,727,588
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20

       14,375   Village of Wheeling, Illinois, Multifamily Housing Revenue Bonds,           2/03 at 100          AAA      14,526,800
                 Series 1993A (FHA-Insured Mortgage Loan - Arlington Club
                 Project), 6.400%, 2/01/40

        4,130   Town of Wood River, Wood River Township Hospital, Madison                   2/04 at 102          N/R       3,361,696
                 County, Illinois, General Obligation Bonds (Alternate Revenue
                 Source), Series 1993, 6.625%, 2/01/14

        3,930   Town of Wood River, Wood River Township Hospital, Madison                   2/04 at 102          N/R       3,162,314
                 County, Illinois, General Obligation Tort Immunity Bonds,
                 Series 1993, 6.500%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.9%

        2,250   Indiana Bond Bank, Special Program Bonds, Series 1992B,                     2/03 at 102           A+       2,416,050
                 6.750%, 8/01/12

       22,000   Indiana Health Facility Financing Authority, Hospital Revenue           8/10 at 101 1/2          AAA      21,731,600
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30

        3,200   Indiana Health Facility Financing Authority, Hospital Revenue               9/02 at 102           A2       3,374,208
                 Refunding Bonds, Series 1992 (The Methodist Hospitals, Inc.),
                 6.750%, 9/15/09

        2,100   City of Indianapolis, Indiana, Economic Development Revenue                 7/03 at 103          N/R       1,736,406
                 Bonds, Series 1993A (The Meadows-Section 8 Assisted
                 Project), 6.000%, 7/01/23 (Alternative Minimum Tax)

        6,065   City of Indianapolis, Indiana, Multifamily Housing First Mortgage           5/09 at 102          N/R       4,260,663
                 Revenue Bonds, Series 1999A (Keystone at Fall Creek
                 Apartments), 6.500%, 5/01/31 (Alternative Minimum Tax)#

        2,000   Hospital Authority of the City of Kokomo (Indiana), Hospital                8/03 at 102       N/R***       2,137,060
                 Revenue Refunding Bonds, Series 1993 (St. Joseph Hospital
                 and Health Center of Kokomo), 6.250%, 8/15/05

                Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA (continued)

$       3,615   Mooresville Consolidated School Building Corporation, First                 1/04 at 101       N/R***   $   3,873,039
                 Mortgage Bonds, Series 1994A (Morgan County, Indiana),
                 6.200%, 7/15/15 (Pre-refunded to 1/15/04)

        5,900   Muncie School Building Corporation, First Mortgage Bonds,                   7/01 at 102       N/R***       6,056,173
                 Series 1992, 6.625%, 7/15/14 (Pre-refunded to 7/15/01)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.5%

          390   City of Davenport, Iowa, Home Ownership Mortgage Revenue                    9/04 at 102          Aa2         404,021
                 Refunding Bonds, Series 1994, 7.900%, 3/01/10

        3,810   Iowa Finance Authority, Hospital Revenue Bonds (Trinity Regional            7/02 at 102       N/R***       4,021,493
                 Hospital Project), Series 1993, 7.000%, 7/01/12 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 2.0%

          810   Johnson County, Kansas, Single Family Mortgage Revenue                      5/04 at 103          Aa2         849,795
                 Refunding Bonds, Series 1994, 7.100%, 5/01/12

                Kansas Development Finance Authority, Multifamily Housing
                Refunding Revenue Bonds (First Kansas State Partnership - L.P.
                Project), Series 1998Y:
        7,910    6.000%, 12/01/20 (Alternative Minimum Tax)                                12/08 at 101          N/R       7,206,168
        2,460    6.125%, 12/01/28 (Alternative Minimum Tax)                                12/08 at 101          N/R       2,203,889

          560   Labette County, Kansas, Single Family Mortgage Revenue                      6/03 at 103          Aa2         582,506
                 Refunding Bonds, 1993 Series A, 8.400%, 12/01/11

        2,000   City of Olathe, Kansas, Health Facilities Revenue Bonds, Olathe             9/10 at 100          AAA       2,007,800
                 Medical Center Project, Series 2000A, 5.500%, 9/01/25

        6,825   Sedgwick County Unified School District No. 259, Wichita,                   9/10 at 100           AA       5,605,646
                 Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.6%

        5,090   Kentucky Housing Corporation, Housing Revenue Bonds,                        7/06 at 102          AAA       5,307,648
                 1996 Series A, 6.375%, 7/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.1%

        3,310   Clover Dale Housing Corporation, 1995 Multifamily Mortgage                 10/01 at 100          AA-       3,320,460
                 Revenue Refunding Bonds (Clover Dale Plaza - FHA-Insured
                 Mortgage - Section 8 Assisted Project), Series A,
                 6.550%, 2/01/22

        6,080   Orleans Levee District (A Political Subdivision of the State               12/05 at 103          AAA       6,500,493
                 of Louisiana), Public Improvement Bonds, Series 1986,
                 5.950%, 11/01/14


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 2.4%

        7,520   Maine Educational Loan Marketing Corporation, Subordinate                  No Opt. Call            A       7,773,875
                 Student Loan Revenue Bonds, Series 1994-2,
                 6.250%, 11/01/06 (Alternative Minimum Tax)

       13,835   Maine State Housing Authority, Mortgage Purchase Bonds,                     5/10 at 100           AA      14,238,014
                 2000 Series C-1, 6.050%, 11/15/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.8%

        4,425   Community Development Administration, Maryland Department                   1/07 at 102          Aa2       4,607,310
                 of Housing and Community Development, Housing Revenue
                 Bonds, Series 1996A, 5.875%, 7/01/16

        2,900   Community Development Administration, Maryland Department                   7/07 at 102          Aa2       2,927,666
                 of Housing and Community Development, Housing Revenue
                 Bonds, Series 1997A, 6.000%, 7/01/39 (Alternative Minimum Tax)

        6,800   Housing Opportunities Commission of Montgomery County                       7/06 at 102          Aa2       7,116,132
                 (Montgomery County, Maryland), Multifamily Housing Revenue
                 Bonds, 1996 Series B, 6.400%, 7/01/28 (Alternative Minimum Tax)

        2,315   Housing Opportunities Commission of Montgomery County,                      7/10 at 100          Aaa       2,424,685
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.125%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.6%

        2,000   Massachusetts Housing Finance Agency, Housing Project                       4/03 at 102           A+       2,091,780
                 Revenue Bonds, Series 1993A Refunding, 6.300%, 10/01/13

        3,250   Massachusetts Industrial Finance Agency, Resource Recovery                  7/01 at 103          N/R       3,361,605
                 Revenue Bonds, Semass Project, Series 1991B,
                 9.250%, 7/01/15 (Alternative Minimum Tax)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 4.8%

$       5,000   City of Detroit, Michigan, Convention Facility Limited Tax Revenue          9/03 at 102          AAA   $   5,097,350
                 Refunding Bonds (Cobo Hall Expansion Project), Series 1993,
                 5.250%, 9/30/12

       10,225   City of Detroit, Michigan, Water Supply System Revenue Bonds,               7/07 at 101          AAA       9,577,246
                 (Senior Lien), Series 1997-A, 5.000% 7/01/27

                City of Hancock Hospital Finance Authority, FHA-Insured
                Mortgage Hospital Revenue Bonds (Portage Health System, Inc.),
                Series 1998:
        2,545    4.625%, 8/01/18                                                            8/08 at 100          AAA       2,517,107
        4,400    5.450%, 8/01/47                                                            8/08 at 100          AAA       4,289,472

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue and            No Opt. Call         BBB-       1,963,600
                 Refunding Bonds (The Detroit Medical Center Obligated Group),
                 Series 1993B, 5.000%, 8/15/03

        3,150   Michigan State Hospital Finance Authority, Hospital Revenue                 8/02 at 102          AAA       3,246,264
                 and Refunding Bonds, Series 1992 (Bon Secours Health System
                 Project), 6.100%, 8/15/22

       10,500   Michigan State Hospital Finance Authority, Hospital Revenue                 8/08 at 101         BBB-       8,061,375
                 Bonds (The Detroit Medical Center Obligated Group),
                 Series 1998A, 5.250%, 8/15/23

        3,750   Michigan Strategic Fund, Limited Obligation Refunding Revenue               6/03 at 102          AAA       3,913,013
                 Bonds (Consumers Power Company Project), Collateralized
                 Series 1993B, 5.800%, 6/15/10

        6,000   County of Monroe, Michigan, Pollution Control Revenue Bonds                 9/03 at 102          AAA       6,358,560
                 (The Detroit Edison Company Project), Series CC-1992,
                 6.550%, 9/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.3%

        4,670   Minneapolis/St. Paul, Minnesota, Housing Finance Board,                    11/07 at 102          AAA       4,729,356
                 Single Family Mortgage Revenue Bonds, FNMA/GNMA Backed
                 Program, Phase XI-AB, 5.800%, 11/01/30 (Alternative
                 Minimum Tax)

        4,000   Minneapolis Community Development Agency, Limited Tax                      12/02 at 102           A-       4,230,800
                 Supported Development Revenue Bonds, Series 1992G-3,
                 7.375%, 12/01/12

        2,720   City of Minnetonka, Minnesota, Multifamily Housing Revenue                  6/04 at 102          AAA       2,840,115
                 Refunding Bonds, Series 1994A (GNMA Collateralized
                 Mortgage Loan - Brier Creek Project), 6.450%, 6/20/24


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.8%

        2,000   Mississippi Higher Education Assistance Corporation, Student                9/02 at 102          Aaa       2,071,160
                 Loan Revenue Bonds, Senior Series 1993-B, 5.800%, 9/01/06
                 (Alternative Minimum Tax)

          855   Mississippi Housing Finance Corporation, Single Family Mortgage            10/01 at 100          AAA         863,114
                 Purchase Revenue Bonds, Series 1989 (GNMA Mortgage-Backed
                 Securities Program), 8.250%, 10/15/18 (Alternative Minimum Tax)

        1,020   Mississippi Home Corporation, Single Family Mortgage Revenue                4/05 at 102          Aaa       1,044,990
                 Bonds, Series 1995B, 6.550%, 4/01/21 (Alternative Minimum Tax)

        1,675   Mississippi Regional Housing Authority No. V, Multifamily                   7/01 at 104          AAA       1,748,365
                 Housing Revenue Refunding Bonds, Series 1993A (FHA-Insured
                 Mortgage Loan - Deville Apartments - Section 8 Assisted
                 Project), 7.050%, 7/01/21

        1,735   Mississippi Educational Facilities Authority, For Private Nonprofit         6/03 at 102          N/R       1,718,118
                 Institutions of Higher Learning, Educational Facilities Revenue
                 Bonds (Tougaloo College Project), Series 1993A, 6.500%, 6/01/18


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 2.6%

       10,000   Energy America (Nebraska), Natural Gas Revenue Bonds,                      No Opt. Call          N/R       9,785,300
                 1998 Series A, 5.700%, 7/01/08

        9,000   Nebraska Higher Education Loan Program Inc., Senior Subordinate            No Opt. Call          AAA       9,535,410
                 Bonds, Series A-5A, 6.250%, 6/01/18 (Alternative Minimum Tax)

        5,075   Airport Authority of the City of Omaha (Nebraska), Airport Facilities       1/02 at 102           A1       5,321,239
                 Revenue Refunding Bonds, Series 1991, 8.375%, 1/01/14


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.8%

        4,500   Clark County School District, Nevada, General Obligation -                 No Opt. Call          AAA       5,285,295
                 Limited Tax School Improvement Bonds (Current Coupon
                 Bonds), Series 1991A, 7.000%, 6/01/10

        1,725   Nevada Housing Division, Single Family Program Senior Bonds,                4/04 at 102           A1       1,792,430
                 1993 Issue B, 6.200%, 10/01/15


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.2%

        1,525   New Hampshire Housing Finance Authority, Single Family Mortgage             1/07 at 102          Aa2       1,602,013
                 Acquisition Revenue Bonds, 1996 Series C, 6.200%, 7/01/16
                 (Alternative Minimum Tax)


                Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 0.2%

$       2,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                     No Opt. Call          AAA   $   2,319,740
                 Series 1991 C, 6.500%, 1/01/16


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.2%

          195   New Mexico Educational Assistance Foundation, Student Loan                 12/02 at 101            A         202,402
                 Revenue Bonds, 1992 Series One, Student Loan Revenue
                 Bonds, Subordinate 1992 Series One B, 6.850%, 12/01/05
                 (Alternative Minimum Tax)

        1,680   New Mexico Mortgage Finance Authority, Single Family                        7/02 at 102          AAA       1,721,899
                 Mortgage Purchase Refunding Senior Bonds, 1992 Series A2,
                 6.900%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 12.8%

       30,050   Atlas Community Housing Opportunity Trust, Series 1999-1,                   6/09 at 100          N/R      28,713,376
                 Class A Certificates, 6.750%, 6/01/34 (Optional put 6/01/09)

       10,000   Erie County Industrial Development Agency (New York), Solid                12/10 at 103          N/R       5,000,000
                 Waste Disposal Facility Revenue Bonds (1998 CanFibre of
                 Lackawanna Project), 9.050%, 12/01/25 (Alternative
                 Minimum Tax)

        1,000   The City of New York, New York, General Obligation Bonds,                  No Opt. Call            A       1,095,200
                 Fiscal 1995 Series A, 7.000%, 8/01/04

        3,500   The City of New York, New York, General Obligation Bonds,                  No Opt. Call            A       3,736,600
                 Fiscal 1996 Series B, 6.750%, 8/15/03

       14,310   The City of New York, New York, General Obligation Bonds,                  No Opt. Call            A      15,551,822
                 Fiscal 1996 Series F, 6.500%, 2/01/05

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series D:
        4,315    9.500%, 8/01/02 (Pre-refunded to 8/01/01)                              8/01 at 101 1/2          Aaa       4,446,219
           85    9.500%, 8/01/02                                                        8/01 at 101 1/2            A          87,525

       16,915   New York City Transitional Finance Authority, Future Tax Secured            5/08 at 101          AA+      16,025,948
                 Bonds, Fiscal 1998 Series C, 5.000%, 5/01/26

                New York City Transitional Finance Authority, Future Tax Secured
                Bonds, Fiscal 2000 Series C:
        3,850    5.875%, 11/01/16                                                           5/10 at 101          AA+       4,152,803
        5,000    5.500%, 11/01/24                                                           5/10 at 101          AA+       5,072,150

        9,280   New York State Medical Care Facilities Finance Agency, Hospital             8/02 at 102          AAA       9,552,368
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series B, 6.200%, 8/15/22

        4,200   New York State Medical Care Facilities Finance Agency,                      2/05 at 102           AA       4,369,050
                 FHA-Insured Mortgage Project Revenue Bonds, 1995 Series B,
                 6.150%, 2/15/35

                New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds, 1994 Series
                A:
        4,875    6.200%, 2/15/21 (Pre-refunded to 2/15/04)                                  2/04 at 102        AA***       5,203,526
        3,365    6.200%, 2/15/21                                                            2/04 at 102           AA       3,497,850

        7,500   New York State Thruway Authority, General Revenue Bonds,                    1/05 at 102          AAA       8,213,400
                 Series C, 6.000%, 1/01/15 (Pre-refunded to 1/01/05)

        5,000   The Port Authority of New York and New Jersey, Consolidated                 7/08 at 101          AA-       4,699,700
                 Bonds, One Hundred Twenty Second Series, 5.000%, 7/15/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.2%

        2,000   North Carolina Municipal Power Agency Number 1, Catawba                    No Opt. Call          AAA       2,202,480
                 Electric Revenue Bonds, Series 1992, 6.000%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.1%

          475   City of Minot, North Dakota, Single Family Mortgage Revenue                 8/03 at 102           Aa         494,394
                 Refunding Bonds, Series 1993, 7.700%, 8/01/10


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.0%

        4,500   Akron, Bath and Copley Joint Township Hospital District,                   11/02 at 102         Baa1       4,549,545
                 Ohio, Hospital Facilities Revenue Bonds, Series 1992 (Summa
                 Health System Project), 6.250%, 11/15/07

       10,000   City of Cleveland, Ohio, Airport System Revenue Bonds,                      1/10 at 101          AAA       9,387,100
                 Series 2000A, 5.000%, 1/01/31

        3,000   County of Franklin, Ohio, Development Revenue Bonds,                       10/09 at 101            A       3,127,350
                 Series 1999 (American Chemical Society Project),
                 5.800%, 10/01/14

        1,000   County of Franklin, Ohio, Multifamily Housing Mortgage Revenue              1/05 at 103           Aa         959,420
                 Bonds, Series 1994A (FHA-Insured Mortgage Loan - Hamilton
                 Creek Apartments Project), 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OHIO (continued)

$       3,220   Ohio Housing Finance Agency, Residential Mortgage Revenue                   3/05 at 102          Aaa   $   3,377,233
                 Bonds (GNMA Mortgage-Backed  Securities Programs),
                 1995 Series A-1, 6.300%, 9/01/17

        1,630   The Student Loan Funding Corporation, Cincinnati, Ohio, Student            No Opt. Call           A1       1,643,252
                 Loan Revenue Bonds, Series 1986A, 5.500%, 12/01/01
                 (Alternative Minimum Tax)

        4,370   City of Toledo, Ohio, General Obligation - Limited Tax Various             12/04 at 102          AAA       4,639,061
                 Purpose Improvement Bonds, Series 1994, 5.750%, 12/01/09


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.8%

        1,000   Oklahoma Housing Finance Agency, Single Family Mortgage                     3/10 at 101          Aaa       1,042,820
                 Revenue Bonds, 2000 Series C-2 (Homeownership Loan
                 Program), 6.200%, 9/01/28 (Alternative Minimum Tax)

                Oklahoma County Finance Authority, Multifamily Housing First
                Mortgage Revenue Bonds, Series 1998A (Multiple Apartments
                Project):
        3,495    7.000%, 4/01/18 #                                                          4/06 at 102          N/R         943,650
        7,000    7.125%, 4/01/28 #                                                          4/06 at 102          N/R       1,890,000

       10,000   Tulsa County Industrial Authority (Oklahoma), First Mortgage                3/11 at 101          N/R       9,135,500
                 Multifamily Housing Revenue Bonds, Series 1999 (Stoneridge
                 Apartments Project), 6.125%, 3/01/39 (Alternative Minimum Tax)

        3,340   Tulsa Industrial Authority, Hospital Revenue and Refunding                 No Opt. Call          AAA       3,801,788
                 Bonds (Hillcrest Medical Center Project), Series 1996,
                 6.500%, 6/01/09


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.5%

        5,000   Pennsylvania Economic Development Finance Authority,                        1/04 at 102         BBB-       4,966,650
                 Resource Recovery Revenue Bonds, Senior Series 1994A
                 (Northampton Generating Project), 6.400%, 1/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 2.0%

       12,390   Commonwealth of Puerto Rico, Public Improvement Refunding                  No Opt. Call          AAA      14,519,841
                 Bonds, Series 1997 (General Obligation Bonds), 6.500%, 7/01/13

        5,000   Commonwealth of Puerto Rico, Public Improvement Refunding                   7/08 at 101          AAA       4,451,700
                 Bonds, Series 1998 (General Obligation Bonds), 4.500%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.7%

                Piedmont Municipal Power Agency, Electric Revenue Refunding
                Bonds, Series 1991:
        5,000    6.250%, 1/01/21                                                           No Opt. Call          AAA       5,585,250
        5,750    4.000%, 1/01/23                                                            7/01 at 100          AAA       4,575,563

        5,085   Piedmont Municipal Power Agency (South Carolina), Electric                 No Opt. Call          AAA       5,364,929
                 Revenue Bonds, 1998A Refunding Series, 5.500%, 1/01/13


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.8%

        5,000   The Metropolitan Government of Nashville and Davidson County                5/08 at 102           AA       4,906,650
                 (Tennessee), Electric System Revenue Bonds, 1998 Series A,
                 5.200%, 5/15/23

        2,080   Tennessee Housing Development Agency, Mortgage Finance                      7/04 at 102           AA       2,172,976
                 Program Bonds, 1994 Series A, 6.900%, 7/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 8.4%

        1,000   Alliance Airport Authority, Inc., Special Facilities Revenue                6/01 at 102         BBB-       1,021,860
                 Bonds, Series 1990 (American Airlines, Inc. Project),
                 7.500%, 12/01/29 (Alternative Minimum Tax)

        6,060   Alliance Airport Authority, Inc., Special Facilities Revenue               No Opt. Call         BBB-       6,651,517
                 Bonds, Series 1991 (American Airlines, Inc. Project),
                 7.000%, 12/01/11 (Alternative Minimum Tax)

        3,345   Columbia-Brazoria Independent School District (Brazoria County,             2/09 at 100          AAA       2,947,781
                 Texas), Unlimited Tax School Building Bonds, Series 1999,
                 4.750%, 2/01/25

        6,000   Garland Housing Finance Corporation, Texas, Multifamily                    12/11 at 101          N/R       5,955,600
                 Housing Mortgage Revenue Bonds (Edgewood Drive Apartments),
                 Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)

       16,960   Harris County Housing Finance Corporation (Texas), Multifamily             12/10 at 105          N/R      17,323,283
                 Housing Bonds (Coolwood Oaks and Haverstock Hill Apartments),
                 Series A, 8.250%, 12/01/31

        2,500   City of Houston, Texas, Airport System Subordinate Lien Revenue             7/01 at 102          AAA       2,561,375
                 Bonds, Series 1991A, 6.750%, 7/01/21  (Alternative Minimum Tax)

                Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                       Portfolio of Investments April 30, 2001 (Unaudited)
   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      28,305   City of Houston, Texas, Hotel Occupancy Tax and Special Revenue            No Opt. Call          AAA   $   5,626,751
                 Bonds, Series 2001B Convention Project, 0.000%, 9/01/28
                 (WI, settling 5/08/01)

        5,000   City of Houston, Texas, Water and Sewer System Junior Lien                 12/07 at 102          AAA       4,668,150
                 Revenue Refunding Bonds, Series 1997D, 5.000%, 12/01/25

          858   The Midland Housing Finance Corporation (Midland, Texas),                  11/05 at 103          Aaa         938,450
                 Single Family Mortgage Revenue  Refunding Bonds, Series 1992A,
                 8.450%, 12/01/11

                Montgomery Independent School District, Montgomery County,
                Texas, Unlimited Tax School Building and Refunding Bonds, Series
                2001:
        2,300    5.500%, 2/15/21                                                            2/11 at 100          AAA       2,311,040
        2,400    5.500%, 2/15/23                                                            2/11 at 100          AAA       2,406,096

        2,215   North Texas Higher Education Authority, Inc., Student Loan                  4/03 at 102            A       2,296,003
                 Revenue Bonds, Series 1993D, 6.300%, 4/01/09
                 (Alternative Minimum Tax)

        3,410   Retama Development Corporation, Special Facilities Revenue                 No Opt. Call          AAA       4,648,751
                 Bonds (Retama Park Racetrack Project), Series 1993,
                 8.750%, 12/15/12

        4,538   General Services Commission (An Agency of the State of Texas),              9/01 at 101            A       4,640,624
                 as Lessee, Participation Interests, 7.500%, 9/01/22

        5,550   State of Texas, College Student Loan General Obligation Bonds,              8/10 at 100          Aa1       5,035,848
                 Series 2000, 5.000%, 8/01/24

        8,500   Travis County Health Facilities Development Corporation,                   11/03 at 102          Aaa       9,000,820
                 Hospital Revenue Bonds (Daughters of Charity National
                 Health System - Daughters of Charity Health Services
                 of Austin), Series 1993B, 6.000%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 2.1%

        4,845   City of Bountiful, Davis County, Utah Hospital Revenue Refunding           12/08 at 101          N/R       3,994,073
                 Bonds (South Davis Community Hospital Project), Series 1998,
                 5.750%, 12/15/18

        6,000   Intermountain Power Agency (Utah), Power Supply Revenue                     7/07 at 102          AAA       6,194,700
                 Refunding Bonds, 1997 Series B, 5.750%, 7/01/19

                Intermountain Power Agency (Utah), Power Supply Revenue
                Bonds, Series 1996A:
        5,065    6.150%, 7/01/14                                                            7/06 at 102        A+***       5,534,475
        2,935    6.150%, 7/01/14                                                            7/06 at 102           A+       3,133,582

        1,100   Utah Housing Finance Agency, Single Family Mortgage Bonds,                  7/10 at 100           AA       1,116,720
                 2000 Series G, 5.875%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.3%

        2,645   Suffolk Redevelopment and Housing Authority, Multifamily                    7/02 at 104         Baa2       2,762,597
                 Housing Revenue Refunding Bonds, Series 1994 (Chase Heritage
                 at Dulles Project), 7.000%, 7/01/24 (Mandatory put 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.6%

        1,050   City of Bellevue, King County, Washington, Water and Sewer                  7/04 at 100          Aa2       1,109,273
                 Revenue Refunding Bonds, Series 1994, 5.875%, 7/01/09

        1,855   Public Utility District No. 1 of Chelan County, Washington,                 7/09 at 101           AA       1,917,662
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)

        1,035   Covington Water District, King County, Washington,                          3/05 at 100          AAA       1,085,487
                 Water Improvement and Refunding Revenue Bonds,
                 Series 1995, 6.050%, 3/01/20

        1,655   City of Everett, Washington, Limited Tax General Obligation                 9/07 at 100          Aaa       1,629,695
                 Bonds, Series 1997, 5.125%, 9/01/17

        1,000   Seattle Indian Services Commission, Special Obligation Bonds,              11/04 at 100          AA+       1,031,280
                 Series 1994, 6.000%, 11/01/16

        1,640   Housing Authority of Skagit County, Low-Income Housing                     11/04 at 104          AAA       1,745,534
                 Assistance Revenue Bonds, Series 1993 (GNMA Collateralized
                 Mortgage Loan - Sea Mar Project), 7.000%, 6/20/35

        1,500   Mukilteo School District No. 6, Snohomish County, Washington,              No Opt. Call          AAA       1,637,685
                 Unlimited Tax General Obligation and Refunding Bonds,
                 Series 1993, 5.700%, 12/01/12

        1,570   Spokane Downtown Foundation, Parking Revenue Bonds,                         8/08 at 102          N/R       1,094,824
                 Series 1998 (River Park Square Project), 5.600%, 8/01/19

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       4,705   City of Tacoma, Washington, Sewer Revenue Refunding Bonds,                 No Opt. Call          AAA   $   5,768,471
                 1994 Series B, 8.000%, 12/01/08

                State of Washington, General Obligation Bonds, Series 1994B:
           45    6.000%, 5/01/19 (Pre-refunded to 5/01/04)                                  5/04 at 100       AA+***          47,923
        1,955    6.000%, 5/01/19                                                            5/04 at 100          AA+       2,000,962

        1,250   Washington Health Care Facilities Authority, Revenue Bonds,                 7/02 at 102          AAA       1,320,313
                 Refunding Series 1992 (Franciscan Health System/St. Clare
                 Hospital, Tacoma), 6.625%, 7/01/20 (Pre-refunded to 7/01/02)

        2,000   Washington Health Care Facilities Authority, Revenue Bonds,                10/02 at 102          AAA       2,112,380
                 Series 1992 (The Children's Hospital and Medical Center,
                 Seattle), 6.125%, 10/01/13

        1,400   Washington Health Care Facilities Authority, Revenue Bonds,                11/02 at 102          AAA       1,486,226
                 Series 1992 (Swedish Hospital Medical Center, Seattle),
                 6.300%, 11/15/22 (Pre-refunded to 11/15/02)

          940   Washington State Housing Finance Commission, Multifamily                    7/01 at 101          AAA         951,430
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), Series 1989A, 7.700%, 7/01/32 (Alternative
                 Minimum Tax)

        2,000   Washington Health Care Facilities Authority, Revenue Bonds,                 8/08 at 102           AA       1,781,340
                 Series 1998 (Highline Community Hospital), 5.000%, 8/15/21

        1,000   Washington Health Care Facilities Authority, Revenue Bonds,                 8/13 at 102          AAA         908,860
                 Series 1998 (Harrison Memorial Hospital), 5.000%, 8/15/28

        4,500   Washington Public Power Supply System, Nuclear Project No. 1                7/03 at 102          Aa1       4,626,090
                 Refunding Revenue Bonds, Series 1993A, 5.750%, 7/01/13

       23,000   Washington Public Power Supply System, Nuclear Project No. 1                7/03 at 102          Aa1      23,117,530
                 Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15

                Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1992A:
        5,710    6.250%, 7/01/12 (Pre-refunded to 7/01/02)                                  7/02 at 102          Aaa       6,006,863
        1,540    6.250%, 7/01/12                                                            7/02 at 102          Aa1       1,603,710

        6,475   Washington Public Power Supply System, Nuclear Project No. 2               No Opt. Call          Aa1       7,346,600
                 Refunding Revenue Bonds, Series 1990A, 7.250%, 7/01/06

       11,000   Washington Public Power Supply System, Nuclear Project No. 3               No Opt. Call          Aa1      12,759,670
                 Refunding Revenue Bonds, Series 1993B, 7.000%, 7/01/09

        3,700   Washington Public Power Supply System, Nuclear Project No. 3                7/08 at 102          Aa1       3,565,911
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/18

        1,400   Washington State University, Housing and Dining System                     10/04 at 101          AAA       1,531,780
                 Revenue and Refunding Bonds, Series 1994, 6.375%, 10/01/18

        1,000   Yakima-Tieton Irrigation District, Yakima County, Washington,               6/03 at 102          AAA       1,056,050
                 Refunding Revenue Bonds, Series 1992, 6.125%, 6/01/13


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.8%

        7,000   Wisconsin Housing and Economic Development Authority,                       7/10 at 100           AA       7,243,600
                 Home Ownership Revenue Bonds, 2000 Series E,
                 6.100%, 3/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$     961,368   Total Investments (cost $907,933,135) - 98.4%                                                            917,297,873
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      14,609,557
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 931,907,430
                ====================================================================================================================

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                      # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    N/R  Investment is not rated.

                   (WI)  Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


Statement of
           Net Assets April 30, 2001 (Unaudited)

                                                                              PREMIUM INCOME    PREMIUM INCOME 2    PREMIUM INCOME 4
                                                                                       (NPI)               (NPM)               (NPT)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value                         $1,445,846,087        $944,952,104         $917,297,873
Cash                                                                             16,736,215          18,550,151            5,759,846
Receivables:
   Interest                                                                      26,273,012          16,693,109           18,464,861
   Investments sold                                                               1,224,368             349,892              235,000
Other assets                                                                         81,886              37,185               79,378
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                            1,490,161,568         980,582,441          941,836,958
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                27,327,911          15,192,981            6,179,265
Accrued expenses:
   Management fees                                                                  743,293             495,955              480,943
   Other                                                                            245,752             213,735              246,561
Preferred share dividends payable                                                   278,984             138,351              147,867
Common share dividends payable                                                    4,241,460           2,999,788            2,874,892
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                          32,837,400          19,040,810            9,929,528
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                   $1,457,324,168        $961,541,631         $931,907,430
====================================================================================================================================
Preferred shares, at liquidation value                                       $  525,000,000        $347,000,000         $338,400,000
====================================================================================================================================
Preferred shares outstanding                                                         21,000              13,880               13,536
====================================================================================================================================
Common shares outstanding                                                        63,785,430          41,093,661           43,236,703
====================================================================================================================================
Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation value,
   divided by Common shares outstanding)                                     $        14.62        $      14.95         $      13.73
====================================================================================================================================

                                 See accompanying notes to financial statements.


Statement of
      Operations Six Months Ended April 30, 2001 (Unaudited)

                                                                              PREMIUM INCOME    PREMIUM INCOME 2    PREMIUM INCOME 4
                                                                                       (NPI)               (NPM)               (NPT)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                $41,479,585         $28,653,085        $27,326,040
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                    4,478,502           2,992,121          2,903,822
Preferred shares - auction fees                                                      650,856             430,185            419,524
Preferred shares - dividend disbursing agent fees                                     29,753              29,753             39,672
Shareholders' servicing agent fees and expenses                                       86,705              25,904             38,691
Custodian's fees and expenses                                                        140,979             108,498            111,234
Directors' fees and expenses                                                           6,147               4,167              4,556
Professional fees                                                                     47,885              16,643             76,150
Shareholders' reports - printing and mailing expenses                                103,919              58,837             60,747
Stock exchange listing fees                                                           27,067              18,348             17,609
Investor relations expense                                                            93,884              59,634             61,599
Other expenses                                                                        43,276              25,543             25,915
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                         5,708,973           3,769,633          3,759,519
   Custodian fee credit                                                              (33,510)            (32,304)           (41,788)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                       5,675,463           3,737,329          3,717,731
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             35,804,122          24,915,756         23,608,309
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment transactions                                     4,033,617           2,069,675          1,332,805
Change in net unrealized appreciation (depreciation) of investments               19,412,524           6,307,710          6,788,717
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                         23,446,141           8,377,385          8,121,522
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       $59,250,263         $33,293,141        $31,729,831
====================================================================================================================================

                                 See accompanying notes to financial statements.


Statement of
           Changes in Net Assets (Unaudited)

                                      PREMIUM INCOME (NPI)              PREMIUM INCOME 2 (NPM)            PREMIUM INCOME 4 (NPT)
-----------------------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED SIX MONTHS ENDED      YEAR ENDED
                                       4/30/01         10/31/00           4/30/01         10/31/00          4/30/01        10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $  35,804,122     $ 70,579,809      $ 24,915,756     $ 49,971,035     $ 23,608,309    $ 47,823,581
Net realized gain (loss)
  from investment
  transactions                       4,033,617      (13,990,162)        2,069,675         (541,636)       1,332,805      (2,840,014)
Change in net unrealized
  appreciation (depreciation)
  of investments                    19,412,524       64,295,419         6,307,710        8,913,022        6,788,717       6,074,114
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                        59,250,263      120,885,066        33,293,141       58,342,421       31,729,831      51,057,681
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net
  investment income:
   Common shareholders             (24,848,064)     (50,718,989)      (18,155,584)     (37,973,136)     (17,256,533)    (35,419,871)
   Preferred shareholders           (9,717,575)     (21,017,392)       (6,568,853)     (13,958,214)      (6,352,718)    (13,791,689)
From and in excess of net
  realized gains from investment
  transactions:
   Common shareholders                      --               --                --         (715,277)              --              --
   Preferred shareholders                   --               --                --         (203,920)              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders    (34,565,639)     (71,736,381)      (24,724,437)     (52,850,547)     (23,609,251)    (49,211,560)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets          24,684,624       49,148,685         8,568,704        5,491,874        8,120,580       1,846,121
Net assets at the
  beginning of period            1,432,639,544    1,383,490,859       952,972,927      947,481,053      923,786,850     921,940,729
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period $1,457,324,168   $1,432,639,544      $961,541,631     $952,972,927     $931,907,430    $923,786,850
===================================================================================================================================
Balance of undistributed
  net investment income at
  the end of period             $    1,687,454   $      445,464      $    657,218     $    465,470     $    776,566    $    772,462
===================================================================================================================================


                                 See accompanying notes to financial statements.


Notes to
           Financial Statements (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc.
(NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT).

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.


Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.


Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2001, Premium Income (NPI), Premium Income 2 (NPM) and Premium Income 4 (NPT) had outstanding when-issued purchase commitments of $27,327,911, $15,192,981 and $6,179,265, respectively.


Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities.


Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds.


Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Notes to
        Financial Statements (Unaudited) (continued)


Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each of the Funds is as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      3,800        2,000        2,200
   Series M2                                     2,000           --           --
   Series T                                      3,800        3,000        2,000
   Series T2                                        --           --        1,328
   Series W                                      3,800        2,000        1,680
   Series W2                                        --           --          520
   Series Th                                     3,800        3,000        2,680
   Series F                                      3,800        2,000        1,800
   Series F2                                        --        1,880        1,328
--------------------------------------------------------------------------------
Total                                           21,000       13,880       13,536
================================================================================

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2001.


Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.


Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.


2. FUND SHARES

There were no share transactions during the six months ended April 30, 2001, nor during the fiscal year ended October 31, 2000, in any of the Funds.

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2001, to shareholders of record on May 15, 2001, as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Dividend per share                              $.0665       $.0730       $.0665
================================================================================


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the six months ended April 30, 2001, were as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities         $189,409,319  $69,562,541  $75,617,255
   Short-term municipal securities           8,500,000    8,500,000   35,100,000
Sales and maturities:
   Long-term municipal securities          194,050,087   68,083,158   42,067,283
   Short-term municipal securities           8,500,000   12,500,000   43,100,000
================================================================================


At April 30, 2001, the identified cost of investments owned for federal income tax purposes were as follows:

                                             PREMIUM      PREMIUM        PREMIUM
                                              INCOME     INCOME 2       INCOME 4
                                               (NPI)        (NPM)          (NPT)
--------------------------------------------------------------------------------
                                      $1,403,980,428 $903,452,559   $907,938,413
================================================================================


At October 31, 2000, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Expiration year:
   2002                                    $        --     $     --  $ 6,769,037
   2003                                             --           --    5,281,759
   2004                                             --           --           --
   2005                                             --           --           --
   2006                                             --           --           --
   2007                                      3,163,437           --           --
   2008                                     13,982,492      798,984    2,835,520
--------------------------------------------------------------------------------
Total                                      $17,145,929     $798,984  $14,886,316
================================================================================

Notes to
        Financial Statements (Unaudited) (continued)


5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2001, were as follows:

                                              PREMIUM      PREMIUM      PREMIUM
                                               INCOME     INCOME 2     INCOME 4
                                                (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Gross unrealized:
   appreciation                           $48,914,508  $49,666,232  $36,003,464
   depreciation                            (7,048,849)  (8,166,687) (26,644,004)
--------------------------------------------------------------------------------
Net unrealized appreciation               $41,865,659  $41,499,545  $ 9,359,460
================================================================================


6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                                          MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For the next $3 billion                                              .5875 of 1
For net assets over $5 billion                                       .5750 of 1
================================================================================


The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


7. COMPOSITION OF NET ASSETS
At April 30, 2001, net assets consisted of:

                                                             PREMIUM           PREMIUM            PREMIUM
                                                              INCOME          INCOME 2           INCOME 4
                                                               (NPI)             (NPM)              (NPT)
---------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value
  per share, at liquidation value                      $ 525,000,000      $347,000,000       $338,400,000
Common shares, $.01 par value per share                      637,854           410,937            432,367
Paid-in surplus                                          901,245,514       570,703,240        596,492,548
Balance of undistributed net
  investment income                                        1,687,454           657,218            776,566
Accumulated net realized gain (loss)
  from investment transactions                           (13,113,453)          899,416        (13,558,789)
Net unrealized appreciation of investments                41,866,799        41,870,820          9,364,738
---------------------------------------------------------------------------------------------------------
Net assets                                            $1,457,324,168      $961,541,631       $931,907,430
=========================================================================================================
Authorized shares:
   Common                                                200,000,000       200,000,000        200,000,000
   Preferred                                               1,000,000         1,000,000          1,000,000
=========================================================================================================


8. INVESTMENT COMPOSITION
At April 30, 2001, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                               PREMIUM       PREMIUM    PREMIUM
                                                INCOME      INCOME 2   INCOME 4
                                                 (NPI)         (NPM)      (NPT)
--------------------------------------------------------------------------------
Consumer Staples                                    4%            2%        --%
Education and Civic Organizations                   6             3           5
Healthcare                                          9             4          11
Housing/Multifamily                                 4             6          16
Housing/Single Family                              13            11           6
Long-Term Care                                      3            --           1
Tax Obligation/General                             10            19          12
Tax Obligation/Limited                             14             9           8
Transportation                                      9             5           7
U.S. Guaranteed                                    10            31          13
Utilities                                          16             9          15
Water and Sewer                                     2             1           6
--------------------------------------------------------------------------------
                                                  100%          100%        100%
================================================================================


Certain long-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (54% for Premium Income (NPI), 54% for Premium Income 2 (NPM) and 41% for Premium Income 4 (NPT)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial
       Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                   Investment Operations                                    Less Distributions
                           --------------------------------------    ---------------------------------------------------------------
                                                                                                      From         From
                                                                                                    and in       and in
                                                                            Net            Net      Excess       Excess
                                                Net                  Investment     Investment  of Capital   of Capital
                                          Realized/                   Income to      Income to    Gains to     Gains to
             Beginning            Net    Unrealized                      Common      Preferred      Common    Preferred
             Net Asset     Investment    Investment                     Share-          Share-     Share-        Share-
                 Value         Income   Gain (Loss)         Total       holders       holders+     holders     holders+        Total
====================================================================================================================================
Premium Income
(NPI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)         $14.23          $ .56        $  .37          $.93        $(.39)         $(.15)       $ --          $--       $ (.54)
2000             13.46           1.11           .78          1.89         (.79)          (.33)         --           --        (1.12)
1999             15.66           1.09         (2.10)        (1.01)        (.85)          (.24)       (.07)        (.02)       (1.18)
1998             15.28           1.15           .43          1.58         (.88)          (.25)       (.06)        (.01)       (1.20)
1997             14.96           1.14           .37          1.51         (.94)          (.20)       (.03)          --        (1.17)
1996             15.11           1.16          (.09)         1.07         (.97)          (.20)       (.05)          --        (1.22)
PREMIUM INCOME 2
(NPM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)          14.75            .61           .19           .80         (.44)          (.16)         --           --         (.60)
2000             14.61           1.22           .20          1.42         (.92)          (.34)       (.02)          --        (1.28)
1999             16.15           1.18         (1.48)         (.30)        (.94)          (.24)       (.04)        (.01)       (1.23)
1998             15.80           1.17           .46          1.63         (.93)          (.24)       (.09)        (.02)       (1.28)
1997             15.16           1.18           .65          1.83         (.93)          (.26)         --           --        (1.19)
1996             14.89           1.19           .27          1.46         (.93)          (.26)         --           --        (1.19)
PREMIUM INCOME 4
(NPT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)          13.54            .55           .19           .74         (.40)          (.15)         --           --         (.55)
2000             13.50           1.11           .07          1.18         (.82)          (.32)         --           --        (1.14)
1999             15.05           1.09         (1.56)         (.47)        (.83)          (.24)         --           --        (1.07)
1998             14.64           1.07           .42          1.49         (.82)          (.26)         --           --        (1.08)
1997             14.07           1.08           .58          1.66         (.82)          (.27)         --           --        (1.09)
1996             13.87           1.10           .19          1.29         (.82)          (.27)         --           --        (1.09)
====================================================================================================================================

                                                               Total Returns
                                                          ----------------------
              Offering
             Costs and                                                     Based
             Preferred         Ending                       Based             on
                 Share            Net        Ending            on            Net
          Underwriting          Asset        Market        Market          Asset
             Discounts          Value         Value       Value**        Value**
================================================================================
Premium Income
(NPI)
--------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)            $--         $14.62      $13.3300        15.00%          5.48%
2000                --          14.23       11.9375         4.10          12.03
1999              (.01)         13.46       12.2500       (14.03)         (8.59)
1998                --          15.66       15.1875        10.60           8.86
1997              (.02)         15.28       14.6250         7.81           8.89
1996                --          14.96       14.5000         8.24           5.92
Premium Income 2
(NPM)
--------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)             --          14.95       14.2000        10.57           4.36
2000                --          14.75       13.2500        (2.03)          7.71
1999              (.01)         14.61       14.5000        (8.59)         (3.66)
1998                --          16.15       16.8750        15.98           8.93
1997                --          15.80       15.5000        16.76          10.72
1996                --          15.16       14.1250        14.94           8.28
Premium
Income 4 (NPT)
--------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)             --          13.73       13.0000         8.83           4.35
2000                --          13.54       12.3125         3.28           6.58
1999              (.01)         13.50       12.7500        (8.77)         (5.03)
1998                --          15.05       14.8125        14.54           8.58
1997                --          14.64       13.6875        14.70          10.20
1996                --          14.07       12.6875        11.57           7.53
================================================================================

                                     Ratios/Supplemental Data
                ----------------------------------------------------------------
                                              Before Credit
                           -----------------------------------------------------
                                       Ratio of Net                 Ratio of Net
                             Ratio of    Investment      Ratio of     Investment
                             Expenses     Income to      Expenses      Income to
                           to Average       Average    to Average        Average
                Ending     Net Assets    Net Assets         Total          Total
                   Net     Applicable    Applicable    Net Assets     Net Assets
                Assets      to Common     to Common     Including      Including
                 (000)         Shares++      Shares++   Preferred++    Preferred++
================================================================================
Premium Income
(NPI)
--------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)     $1,457,324         1.22%*          7.66%*         .79%*         4.92%*
2000         1,432,640          1.28           8.09           .80           5.05
1999         1,383,491          1.18           7.28           .77           4.79
1998         1,473,755          1.14           7.41           .77           5.00
1997         1,449,660          1.05           7.58           .76           5.51
1996         1,304,192          1.03           7.76           .75           5.67
Premium Income 2
(NPM)
--------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)        961,542          1.23*          8.09*          .79*          5.19*
2000           952,973          1.23           8.38           .78           5.30
1999           947,481          1.15           7.60           .77           5.07
1998           959,840          1.13           7.35           .77           5.03
1997           943,587          1.14           7.73           .77           5.23
1996           917,603          1.15           7.97           .77           5.34
Premium Income 4
(NPT)
--------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)        931,907          1.26*          7.92*          .81*          5.07*
2000           923,787          1.27           8.22           .80           5.19
1999           921,941          1.20           7.51           .79           4.92
1998           923,004          1.19           7.23           .79           4.79
1997           905,764          1.21           7.62           .79           4.98
1996           882,563          1.22           7.89           .79           5.11
================================================================================

                           Ratios/Supplemental Data
           ---------------------------------------------------------------------      Municipal Auction Rate Cumulative
                                After Credit***                                       Preferred Stock at End of Period
           ------------------------------------------------------                   ------------------------------------
                         Ratio of Net                Ratio of Net
              Ratio of     Investment      Ratio of    Investment
              Expenses      Income to      Expenses     Income to
            to Average        Average    to Average       Average
            Net Assets     Net Assets         Total         Total                     Aggregate Liquidation
            Applicable     Applicable    Net Assets    Net Assets      Portfolio         Amount  and Market        Asset
             to Common      to Common     Including     Including       Turnover    Outstanding       Value     Coverage
              Shares++       Shares++   Preferred++   Preferred++           Rate          (000)   Per Share    Per Share
========================================================================================================================
Premium Income
(NPI)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)           1.22%*         7.67%*         .78%*        4.92%*           13%      $525,000     $25,000      $69,396
2000              1.27           8.10           .79          5.05             18        525,000      25,000       68,221
1999              1.17           7.29           .77          4.79             15        525,000      25,000       65,881
1998              1.14           7.41           .77          5.00             19        475,000      25,000       77,566
1997              1.05           7.58           .76          5.51             10        475,000      25,000       76,298
1996              1.03           7.76           .75          5.67             16        350,000      25,000       93,157

Premium Income 2
(NPM)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)           1.21*          8.10*          .78*         5.19*             7        347,000      25,000       69,275
2000              1.22           8.39           .77          5.30              7        347,000      25,000       68,658
1999              1.15           7.60           .77          5.07              5        347,000      25,000       68,262
1998              1.13           7.35           .77          5.03              7        300,000      25,000       79,987
1997              1.14           7.73           .77          5.23             19        300,000      25,000       78,632
1996              1.15           7.97           .77          5.34             24        300,000      25,000       76,467

Premium Income 4
(NPT)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)           1.25*          7.94*          .80*         5.07*             5        338,400      25,000       68,847
2000              1.26           8.23           .79          5.20             14        338,400      25,000       68,247
1999              1.20           7.51           .79          4.92             14        338,400      25,000       68,110
1998              1.19           7.23           .79          4.79             21        308,400      25,000       74,822
1997              1.21           7.62           .79          4.98             26        308,400      25,000       73,424
1996              1.22           7.89           .79          5.11             20        308,400      25,000       71,544
========================================================================================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

***  After custodian fee credit, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the six months ended April 30, 2001.


                                 See accompanying notes to financial statements.

Build Your Wealth
       Automatically


Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.



NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   Information


BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICES
J.P. Morgan Chase &Co.
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended April 30, 2001. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          for Generations

Photo of: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


Invest well.

Look ahead.

LEAVE YOUR MARK.(SM)

LOGO: NUVEEN Investments



Nuveen Investments o 333 West Wacker Drive                            FSA-5-4-01
Chicago, IL 60606 o www.nuveen.com